UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Dividend & Income® Fund -

Class A, Class M, Class C, Class I and Class Z

Annual Report

November 30, 2018

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Strategic Dividend & Income® Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(3.39)%	6.39%	12.17%
Class M (incl. 3.50% sales charge)	(1.27)%	6.62%	12.15%
Class C (incl. contingent deferred sales charge)	0.81%	6.84%	12.00%
Class I	2.76%	7.92%	13.15%
Class Z	2.83%	7.94%	13.15%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Dividend & Income® Fund - Class A on November 30, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$31,544	Fidelity Advisor® Strategic Dividend & Income® Fund - Class A
$38,109	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending November 30, 2018, the Fidelity Strategic Dividend & Income Composite Index gained 4.69%. For much of this time frame, growth stocks continued to lead the way, although that situation changed meaningfully as markets corrected late in the period and value-oriented stocks began to regain investors’ confidence, outperforming in the final two months. Against this backdrop, U.S. large-cap value equities, as measured by the Morgan Stanley Capital International (MSCI) USA High Dividend Yield Index, increased 7.93%. Convertible securities also gained ground during the period, reflecting the high degree of correlation the asset class has with the growth style of the equity market. Overall, the ICE BofAML All U.S. Convertibles Index returned 4.86%, a result that included convertibles’ steep correction in October and November. Real estate investment trusts (REITs), meanwhile, gained 3.70%, as measured by the FTSE® NAREIT® Equity REIT Index. REITs produced up-and-down results throughout the 12 months, with a couple of relatively brief corrections followed by subsequent recoveries in the market. Of final note, preferred securities, as measured by the ICE BofAML Fixed Rate Preferred Securities Index, were the only negative performers in the Fidelity Composite index, returning -3.39% for the period. As a relatively interest-rate-sensitive asset class, rising rates for much of the period hurt the category.

Comments from Co-Lead Portfolio Manager Adam Kramer:  For the fiscal year, the fund's share classes (excluding sales charges, if applicable) gained roughly 2% to 3%, trailing the 4.69% increase in the Fidelity Strategic Dividend & Income Composite Index. Relative to this performance benchmark, the biggest challenge by far was security selection in our large-cap value equity subportfolio, especially weak stock picking in consumer staples and health care, even as stock picking in communication services helped. Detracting to a lesser degree was the fund's modest out-of-benchmark allocation to master limited partnerships (MLPs). This asset class, highly correlated to the energy sector, struggled in the second half of the period as the price of crude oil fell. Elsewhere, security selection in the fund's convertibles sleeve was modestly negative, although the fund did benefit from our relative underweighting in the category late in the period, when convertibles struggled. Among real estate investment trusts (REITs), effective asset class positioning more than offset modestly negative individual security selection in the subportfolio. Our strongest result came in the fund's preferred securities subportfolio; our relatively conservative positioning here, coupled with our decision to underweight this generally struggling asset class, added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On December 30, 2017, former Co-Manager Scott Offen retired from Fidelity, leaving Co-Manager Ramona Persaud with sole responsibility for the fund's dividend-paying equities subportfolio.

Investment Summary (Unaudited)

Top Ten Investments as of November 30, 2018

(excluding cash equivalents)	% of fund's net assets
Johnson & Johnson	3.5
Cisco Systems, Inc.	2.6
Amgen, Inc.	2.5
Procter & Gamble Co.	2.4
PepsiCo, Inc.	2.2
Walmart, Inc.	1.9
DowDuPont, Inc.	1.8
Intel Corp.	1.7
Verizon Communications, Inc.	1.6
McDonald's Corp.	1.5
21.7

Top Five Market Sectors as of November 30, 2018

% of fund's net assets
Financials	17.8
Real Estate	16.1
Health Care	11.5
Information Technology	10.9
Consumer Staples	10.6

Asset Allocation (% of fund's net assets)

As of November 30, 2018*
Common Stocks	67.3%
Preferred Stocks	6.9%
Convertible Bonds	8.6%
Other Investments	13.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 7.4%

Schedule of Investments November 30, 2018

Showing Percentage of Net Assets

Corporate Bonds - 11.7%
	Principal Amount	Value
Convertible Bonds - 8.6%
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.1%
Intelsat SA 4.5% 6/15/25 (a)	$1,777,000	$2,898,953
Entertainment - 0.2%
iQIYI, Inc. 3.75% 12/1/23 (a)	1,550,000	1,600,406
Live Nation Entertainment, Inc.:
2.5% 5/15/19	1,640,000	2,624,202
2.5% 3/15/23 (a)	2,000,000	2,135,262
Pandora Media, Inc.:
1.75% 12/1/20	805,000	767,487
1.75% 12/1/23	1,999,000	2,156,163
World Wrestling Entertainment, Inc. 3.375% 12/15/23 (a)	450,000	1,353,964
		10,637,484
Interactive Media & Services - 0.2%
Twitter, Inc.:
0.25% 6/15/24 (a)	8,175,000	7,367,465
1% 9/15/21	543,000	497,339
Weibo Corp. 1.25% 11/15/22 (a)	3,650,000	3,390,646
		11,255,450
Media - 0.6%
DISH Network Corp.:
2.375% 3/15/24	1,890,000	1,570,964
3.375% 8/15/26	7,283,000	6,393,746
Gannett Co., Inc. 4.75% 4/15/24 (a)	1,000,000	1,053,392
GCI Liberty, Inc. 1.75% 9/30/46 (a)	3,221,000	3,394,039
Liberty Media Corp.:
1% 1/30/23	3,530,000	3,610,145
1.375% 10/15/23	5,501,000	6,122,613
2.125% 3/31/48 (a)	1,065,000	1,020,438
2.25% 9/30/46	1,400,000	725,325
2.25% 12/1/48 (a)	3,400,000	3,520,741
		27,411,403
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. 1% 10/1/23 (a)	1,550,000	1,403,231
Gogo, Inc. 3.75% 3/1/20	890,000	838,689
		2,241,920
TOTAL COMMUNICATION SERVICES		54,445,210
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
Tesla, Inc.:
1.25% 3/1/21	1,050,000	1,202,282
2.375% 3/15/22	4,128,000	5,105,820
		6,308,102
Diversified Consumer Services - 0.0%
Chegg, Inc. 0.25% 5/15/23 (a)	750,000	894,707
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Corp. 5% 10/1/24	4,018,000	5,677,896
Marriott Vacations Worldwide Corp. 1.5% 9/15/22	700,000	636,310
		6,314,206
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc. 0% 3/1/23 (a)	2,025,000	3,226,246
Liberty Expedia Holdings, Inc. 1% 6/30/47 (a)	1,320,000	1,275,841
MercadoLibre, Inc. 2% 8/15/28 (a)	6,752,000	6,775,801
Quotient Technology, Inc. 1.75% 12/1/22 (a)	1,330,000	1,324,731
The Booking Holdings, Inc.:
0.35% 6/15/20	3,049,000	4,428,236
0.9% 9/15/21	3,085,000	3,544,977
		20,575,832
TOTAL CONSUMER DISCRETIONARY		34,092,847
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Herbalife Nutrition Ltd.:
2% 8/15/19	383,000	515,256
2.625% 3/15/24 (a)	670,000	732,949
		1,248,205
Tobacco - 0.0%
Vector Group Ltd. 2.5% 1/15/19 (b)	239,000	245,437
TOTAL CONSUMER STAPLES		1,493,642
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24	3,385,000	2,668,913
Oil States International, Inc. 1.5% 2/15/23 (a)	1,175,000	1,070,538
Transocean, Inc. 0.5% 1/30/23	700,000	763,620
		4,503,071
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp. 5.5% 9/15/26	3,825,000	3,310,362
Oasis Petroleum, Inc. 2.625% 9/15/23	2,140,000	2,057,548
PDC Energy, Inc. 1.125% 9/15/21	925,000	850,341
Scorpio Tankers, Inc.:
2.375% 7/1/19 (a)	1,070,000	1,027,994
3% 5/15/22	8,140,000	6,727,262
Ship Finance International Ltd. 4.875% 5/1/23	1,400,000	1,348,133
SM Energy Co. 1.5% 7/1/21	1,680,000	1,636,165
Teekay Corp. 5% 1/15/23 (a)	1,030,000	820,773
		17,778,578
TOTAL ENERGY		22,281,649
FINANCIALS - 0.1%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38 (a)	285,000	254,062
Diversified Financial Services - 0.1%
Alteryx, Inc. 0.5% 6/1/23 (a)	600,000	896,047
IAC Financeco, Inc. 0.875% 10/1/22 (a)	1,520,000	1,968,829
		2,864,876
Insurance - 0.0%
AXA SA 7.25% 5/15/21 (a)	1,591,000	1,594,892
Thrifts & Mortgage Finance - 0.0%
LendingTree, Inc. 0.625% 6/1/22	870,000	1,202,206
TOTAL FINANCIALS		5,916,036
HEALTH CARE - 1.3%
Biotechnology - 0.4%
Acorda Therapeutics, Inc. 1.75% 6/15/21	1,100,000	930,255
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25	1,150,000	1,055,922
Amicus Therapeutics, Inc. 3% 12/15/23 (a)	895,000	1,749,616
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	235,000	246,839
1.5% 10/15/20	215,000	257,971
Clovis Oncology, Inc. 2.5% 9/15/21	1,093,000	855,273
Exact Sciences Corp. 1% 1/15/25	1,900,000	2,326,235
Flexion Therapeutics, Inc. 3.375% 5/1/24	1,240,000	1,138,267
Ironwood Pharmaceuticals, Inc. 2.25% 6/15/22	900,000	964,373
Ligand Pharmaceuticals, Inc. 0.75% 5/15/23 (a)	2,135,000	1,985,206
Neurocrine Biosciences, Inc. 2.25% 5/15/24	1,365,000	1,830,806
Novavax, Inc. 3.75% 2/1/23	1,300,000	818,367
PTC Therapeutics, Inc. 3% 8/15/22	250,000	251,563
Repligen Corp. 2.125% 6/1/21	400,000	821,783
Retrophin, Inc. 2.5% 9/15/25	1,055,000	972,056
Sarepta Therapeutics, Inc. 1.5% 11/15/24 (a)	1,750,000	3,355,338
TESARO, Inc. 3% 10/1/21	850,000	1,261,039
		20,820,909
Health Care Equipment & Supplies - 0.2%
DexCom, Inc.:
0.75% 5/15/22	1,635,000	2,354,518
0.75% 12/1/23 (a)	1,775,000	1,849,186
Insulet Corp. 1.375% 11/15/24 (a)	1,780,000	1,941,542
Nevro Corp. 1.75% 6/1/21	350,000	324,601
NuVasive, Inc. 2.25% 3/15/21	950,000	1,124,706
		7,594,553
Health Care Providers & Services - 0.2%
Molina Healthcare, Inc. 1.125% 1/15/20	892,000	3,004,229
WellPoint, Inc. 2.75% 10/15/42	1,159,000	4,633,294
		7,637,523
Health Care Technology - 0.1%
Evolent Health, Inc.:
1.5% 10/15/25 (a)	575,000	592,083
2% 12/1/21	400,000	509,750
Teladoc Health, Inc.:
1.375% 5/15/25 (a)	950,000	1,287,844
3% 12/15/22	875,000	1,398,391
		3,788,068
Life Sciences Tools & Services - 0.1%
Accelerate Diagnostics, Inc. 2.5% 3/15/23 (a)	600,000	455,100
Illumina, Inc.:
0% 8/15/23 (a)	1,976,000	2,115,897
0.5% 6/15/21	3,157,000	4,494,132
		7,065,129
Pharmaceuticals - 0.3%
ANI Pharmaceuticals, Inc. 3% 12/1/19	2,190,000	2,292,518
Dermira, Inc. 3% 5/15/22	1,530,000	1,267,232
Innoviva, Inc.:
2.125% 1/15/23	725,000	800,778
2.5% 8/15/25	500,000	609,881
Isis Pharmaceuticals, Inc. 1% 11/15/21	2,026,000	2,242,156
Jazz Investments I Ltd.:
1.5% 8/15/24	1,410,000	1,365,878
1.875% 8/15/21	2,820,000	2,906,233
Pacira Pharmaceuticals, Inc. 2.375% 4/1/22	750,000	784,148
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23 (a)	1,020,000	1,105,248
Theravance Biopharma, Inc. 3.25% 11/1/23	1,200,000	1,278,786
		14,652,858
TOTAL HEALTH CARE		61,559,040
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	1,040,000	1,525,550
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 2.5% 5/1/20	1,400,000	1,393,875
Building Products - 0.0%
Patrick Industries, Inc. 1% 2/1/23 (a)	450,000	362,622
Construction & Engineering - 0.1%
Dycom Industries, Inc. 0.75% 9/15/21	2,612,000	2,581,421
Electrical Equipment - 0.1%
SolarCity Corp. 1.625% 11/1/19	3,445,000	3,231,469
Machinery - 0.1%
Chart Industries, Inc. 1% 11/15/24 (a)	1,340,000	1,638,379
Greenbrier Companies, Inc. 2.875% 2/1/24	790,000	837,120
Meritor, Inc. 3.25% 10/15/37	285,000	255,163
Navistar International Corp. New 4.75% 4/15/19	650,000	648,382
		3,379,044
Professional Services - 0.0%
FTI Consulting, Inc. 2% 8/15/23 (a)	1,582,000	1,513,499
Trading Companies & Distributors - 0.0%
Kaman Corp. 3.25% 5/1/24	900,000	958,266
TOTAL INDUSTRIALS		14,945,746
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.3%
CalAmp Corp. 2% 8/1/25 (a)	850,000	732,087
InterDigital, Inc. 1.5% 3/1/20	1,745,000	1,965,505
Liberty Interactive LLC 1.75% 9/30/46 (a)	1,875,000	2,085,143
Lumentum Holdings, Inc. 0.25% 3/15/24	2,298,000	2,335,386
Palo Alto Networks, Inc. 0.75% 7/1/23 (a)	5,430,000	5,180,872
		12,298,993
Electronic Equipment & Components - 0.0%
Knowles Corp. 3.25% 11/1/21	875,000	953,155
IT Services - 0.5%
Akamai Technologies, Inc.:
0% 2/15/19	460,000	455,853
0.125% 5/1/25 (a)	3,487,000	3,321,964
Carbonite, Inc. 2.5% 4/1/22	1,430,000	1,824,084
Euronet Worldwide, Inc. 1.5% 10/1/44	500,000	814,391
MongoDB, Inc. 0.75% 6/15/24 (a)	500,000	679,009
Okta, Inc. 0.25% 2/15/23 (a)	2,318,000	3,338,924
Perficient, Inc. 2.375% 9/15/23 (a)	280,000	259,443
Square, Inc.:
0.375% 3/1/22	979,000	2,956,636
0.5% 5/15/23 (a)	3,741,000	4,304,888
Twilio, Inc. 0.25% 6/1/23 (a)	1,756,000	2,596,859
Unisys Corp. 5.5% 3/1/21	680,000	1,061,071
Wix.com Ltd. 0% 7/1/23 (a)	1,851,000	1,789,686
		23,402,808
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. 2.125% 9/1/26	2,576,000	7,085,373
Cree, Inc. 0.875% 9/1/23 (a)	1,825,000	1,792,727
Cypress Semiconductor Corp.:
2% 2/1/23	370,000	356,310
4.5% 1/15/22	1,470,000	1,808,560
Inphi Corp.:
0.75% 9/1/21	600,000	592,500
1.125% 12/1/20	1,025,000	1,199,250
Intel Corp. 3.25% 8/1/39	4,087,000	9,813,909
Microchip Technology, Inc.:
1.625% 2/15/25	5,645,000	8,244,793
1.625% 2/15/27	6,904,000	6,967,165
2.25% 2/15/37	1,800,000	1,840,019
Micron Technology, Inc. 3% 11/15/43	7,014,000	9,290,141
Novellus Systems, Inc. 2.625% 5/15/41	926,000	4,371,639
NXP Semiconductors NV 1% 12/1/19	3,720,000	3,838,679
ON Semiconductor Corp.:
1% 12/1/20	2,039,000	2,429,442
1.625% 10/15/23	3,637,000	4,193,599
Rambus, Inc. 1.375% 2/1/23	840,000	740,051
Synaptics, Inc. 0.5% 6/15/22	850,000	747,561
Teradyne, Inc. 1.25% 12/15/23	500,000	637,261
		65,948,979
Software - 1.6%
Atlassian, Inc. 0.625% 5/1/23 (a)	3,450,000	4,234,023
Citrix Systems, Inc. 0.5% 4/15/19	3,985,000	5,989,172
Coupa Software, Inc. 0.375% 1/15/23 (a)	2,325,000	3,575,671
DocuSign, Inc. 0.5% 9/15/23 (a)	3,865,000	3,604,449
Everbridge, Inc. 1.5% 11/1/22	880,000	1,488,003
FireEye, Inc.:
0.875% 6/1/24 (a)	4,480,000	4,952,116
1.625% 6/1/35	2,910,000	2,662,996
Five9, Inc. 0.125% 5/1/23 (a)	800,000	960,344
Guidewire Software, Inc. 1.25% 3/15/25	1,300,000	1,339,650
HubSpot, Inc. 0.25% 6/1/22	1,610,000	2,480,327
j2 Global, Inc. 3.25% 6/15/29	1,070,000	1,271,723
New Relic, Inc. 0.5% 5/1/23 (a)	1,800,000	1,847,311
Nice Systems, Inc. 1.25% 1/15/24	1,980,000	2,879,411
Nuance Communications, Inc.:
1% 12/15/35	2,290,000	2,081,088
1.25% 4/1/25	1,632,000	1,566,738
Nutanix, Inc. 0% 1/15/23 (a)	2,300,000	2,618,302
PROS Holdings, Inc. 2% 6/1/47	500,000	467,850
Q2 Holdings, Inc. 0.75% 2/15/23 (a)	600,000	656,564
Rapid7, Inc. 1.25% 8/1/23 (a)	725,000	738,922
RealPage, Inc. 1.5% 11/15/22	590,000	794,834
Red Hat, Inc. 0.25% 10/1/19	1,980,000	4,790,818
RingCentral, Inc. 0% 3/15/23 (a)	2,050,000	2,425,150
ServiceNow, Inc. 0% 6/1/22	3,325,000	4,810,992
Splunk, Inc.:
0.5% 9/15/23 (a)	4,275,000	4,284,653
1.125% 9/15/25 (a)	3,150,000	3,144,538
Workday, Inc.:
0.25% 10/1/22	4,276,000	5,331,650
1.5% 7/15/20	680,000	1,373,936
Zendesk, Inc. 0.25% 3/15/23 (a)	2,360,000	2,679,301
		75,050,532
Technology Hardware, Storage & Peripherals - 0.1%
Electronics for Imaging, Inc. 2.25% 11/15/23 (a)	500,000	507,114
Pure Storage, Inc. 0.125% 4/15/23 (a)	2,200,000	2,179,670
Western Digital Corp. 1.5% 2/1/24 (a)	1,637,000	1,359,897
		4,046,681
TOTAL INFORMATION TECHNOLOGY		181,701,148
MATERIALS - 0.2%
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 4.75% 7/1/22	625,000	1,218,406
Cleveland-Cliffs, Inc. 1.5% 1/15/25	1,143,000	1,453,733
Endeavour Mining Corp. 3% 2/15/23 (a)	1,760,000	1,525,744
Royal Gold, Inc. 2.875% 6/15/19	1,050,000	1,044,110
SSR Mining, Inc. 2.875% 2/1/33	1,750,000	1,722,656
		6,964,649
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Extra Space Storage LP 3.125% 10/1/35 (a)	3,460,000	3,850,897
Redfin Corp. 1.75% 7/15/23	900,000	766,322
		4,617,219
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP 1.5% 9/15/20 (a)	1,930,000	1,896,408
NRG Energy, Inc. 2.75% 6/1/48 (a)	4,567,000	4,894,212
		6,790,620

TOTAL CONVERTIBLE BONDS		394,807,806

Nonconvertible Bonds - 3.1%
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.1%
Netflix, Inc. 5.875% 11/15/28 (a)	1,000,000	990,000
Viacom, Inc. 6.25% 2/28/57 (b)	4,930,000	4,723,207
		5,713,207
Media - 0.0%
E.W. Scripps Co. 5.125% 5/15/25 (a)	135,000	126,563
TOTAL COMMUNICATION SERVICES		5,839,770
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 8.25% 5/1/25 (a)	2,410,000	2,572,675
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	2,293,000	2,224,210
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	2,000,000	1,945,000
		4,169,210
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Ensco PLC 7.75% 2/1/26	940,000	775,500
Oil, Gas & Consumable Fuels - 0.2%
California Resources Corp. 8% 12/15/22 (a)	1,300,000	988,000
CNX Midstream Partners LP 6.5% 3/15/26 (a)	425,000	410,741
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (a)(b)(c)	1,000,000	999,994
6.5% 5/15/26 (a)	1,000,000	975,000
6.875% 6/15/25 (a)	2,000,000	1,979,500
Southwestern Energy Co. 4.1% 3/15/22	4,990,000	4,802,875
		10,156,110
TOTAL ENERGY		10,931,610
FINANCIALS - 2.1%
Banks - 1.0%
Chase Capital Trust VI 3 month U.S. LIBOR + 0.625% 3.166% 8/1/28 (b)(c)	4,500,000	4,072,500
Corestates Capital III 3 month U.S. LIBOR + 0.570% 3.1861% 2/15/27 (a)(b)(c)	13,304,000	11,840,560
NTC Capital II 3 month U.S. LIBOR + 0.590% 3.0263% 4/15/27 (b)(c)	9,080,000	8,400,507
PNC Capital Trust C 3 month U.S. LIBOR + 0.570% 2.8913% 6/1/28 (b)(c)	3,140,000	2,867,001
SunTrust Capital III 3 month U.S. LIBOR + 0.650% 2.9841% 3/15/28 (b)(c)	3,640,000	3,248,700
Wachovia Capital Trust II 3 month U.S. LIBOR + 0.500% 2.9363% 1/15/27 (b)(c)	15,793,000	14,055,770
		44,485,038
Capital Markets - 0.7%
Charles Schwab Corp. 7% (b)(d)	1,000,000	1,075,000
Chase Capital II 3 month U.S. LIBOR + 0.500% 3.041% 2/1/27 (b)(c)	4,650,000	4,222,200
Chase Capital III 3 month U.S. LIBOR + 0.550% 2.8708% 3/1/27 (b)(c)	4,500,000	4,095,000
JPMorgan Chase Capital XXIII 3 month U.S. LIBOR + 1.000% 3.6161% 5/15/47 (b)(c)	14,500,000	12,180,000
State Street Capital Trust I 3 month U.S. LIBOR + 0.560% 3.1761% 5/15/28 (b)(c)	4,574,000	4,162,340
State Street Capital Trust IV 3 month U.S. LIBOR + 1.000% 3.3341% 6/1/77 (b)(c)	5,598,000	4,760,035
		30,494,575
Diversified Financial Services - 0.4%
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.78% 12/21/65 (a)(b)(c)	16,050,000	13,534,484
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 5.03% 12/21/65 (a)(b)(c)	4,000,000	3,280,000
Park Aerospace Holdings Ltd.:
5.25% 8/15/22 (a)	2,000,000	2,000,000
5.5% 2/15/24 (a)	1,000,000	1,006,130
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,250,000	1,346,875
		21,167,489
TOTAL FINANCIALS		96,147,102
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	1,500,000	1,443,750
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	7,270,000	7,260,913
9.25% 4/1/26 (a)	1,230,000	1,309,569
		8,570,482
TOTAL HEALTH CARE		10,014,232
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Bombardier, Inc. 7.5% 12/1/24 (a)	500,000	475,625
MATERIALS - 0.1%
Chemicals - 0.0%
TPC Group, Inc. 8.75% 12/15/20 (a)	1,875,000	1,809,375
Containers & Packaging - 0.1%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	2,600,000	2,505,880
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	175,000	162,750
Crown Cork & Seal, Inc. 7.375% 12/15/26	1,000,000	1,070,000
		3,738,630
Metals & Mining - 0.0%
ArcelorMittal SA 7% 10/15/39 (b)	1,273,000	1,353,387
TOTAL MATERIALS		6,901,392
UTILITIES - 0.2%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 2.068% 4.4635% 10/1/66 (b)(c)	4,950,000	4,333,725
PPL Capital Funding, Inc. 3 month U.S. LIBOR + 2.665% 5.0511% 3/30/67 (b)(c)	450,000	416,250
		4,749,975
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7286% 5/15/67 (b)(c)	3,000,000	2,572,500
TOTAL UTILITIES		7,322,475

TOTAL NONCONVERTIBLE BONDS		144,374,091

TOTAL CORPORATE BONDS
(Cost $525,071,491)		539,181,897
	Shares	Value

Common Stocks - 67.3%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	500,000	15,620,000
Verizon Communications, Inc.	1,198,600	72,275,580
		87,895,580
Entertainment - 0.1%
The Walt Disney Co.	32,400	3,741,876
Media - 0.4%
Comcast Corp. Class A	254,900	9,943,649
Interpublic Group of Companies, Inc.	421,200	9,898,200
		19,841,849
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (e)	34,349	2,351,189

TOTAL COMMUNICATION SERVICES		113,830,494

CONSUMER DISCRETIONARY - 3.3%
Hotels, Restaurants & Leisure - 2.5%
Bluegreen Vacations Corp.	176,109	2,444,393
Cedar Fair LP (depositary unit)	165,000	9,028,800
Dunkin' Brands Group, Inc.	120,300	8,902,200
Hilton Grand Vacations, Inc. (e)	109,100	3,497,746
Hilton Worldwide Holdings, Inc.	70,400	5,318,016
McDonald's Corp.	370,600	69,861,806
Royal Caribbean Cruises Ltd.	20,600	2,329,242
Wyndham Destinations, Inc.	85,567	3,548,463
Wyndham Hotels & Resorts, Inc.	174,000	8,722,620
		113,653,286
Household Durables - 0.1%
D.R. Horton, Inc.	106,900	3,978,818
Internet & Direct Marketing Retail - 0.1%
Yahoo!, Inc. (e)	69,500	4,558,505
Specialty Retail - 0.6%
Home Depot, Inc.	84,300	15,200,976
Lowe's Companies, Inc.	145,500	13,730,835
		28,931,811

TOTAL CONSUMER DISCRETIONARY		151,122,420

CONSUMER STAPLES - 10.2%
Beverages - 2.3%
Keurig Dr. Pepper, Inc.	181,500	4,900,500
PepsiCo, Inc.	808,600	98,600,684
		103,501,184
Food & Staples Retailing - 1.9%
Walmart, Inc.	907,500	88,617,375
Food Products - 0.4%
The J.M. Smucker Co.	79,300	8,287,643
The Kraft Heinz Co.	173,000	8,843,760
		17,131,403
Household Products - 2.4%
Procter & Gamble Co.	1,172,258	110,790,104
Personal Products - 0.9%
Unilever NV (NY Reg.)	735,100	40,805,401
Tobacco - 2.3%
Altria Group, Inc.	868,500	47,619,855
British American Tobacco PLC sponsored ADR	433,809	15,126,920
Philip Morris International, Inc.	517,900	44,813,887
		107,560,662

TOTAL CONSUMER STAPLES		468,406,129

ENERGY - 6.6%
Energy Equipment & Services - 0.0%
Hess Midstream Partners LP	67,900	1,307,754
Oil, Gas & Consumable Fuels - 6.6%
Black Stone Minerals LP	151,200	2,532,600
BP PLC	820,400	5,456,070
Cheniere Energy, Inc. (e)	80,900	4,944,608
Chevron Corp.	235,900	28,057,946
ConocoPhillips Co.	515,800	34,135,644
CVR Refining, LP	62,911	870,688
Delek Logistics Partners LP	56,100	1,709,928
Dominion Midstream Partners LP	80,706	1,499,517
Energy Transfer Equity LP	1,101,304	16,045,999
Enterprise Products Partners LP	663,200	17,409,000
EQGP Holdings LP	301,700	6,040,034
EQM Midstream Partners LP	54,233	2,584,745
Exxon Mobil Corp.	705,900	56,119,050
Golar LNG Partners LP	168,300	2,044,845
Magellan Midstream Partners LP	117,900	7,130,592
MPLX LP	315,800	10,462,454
Noble Midstream Partners LP	59,600	1,974,548
Phillips 66 Co.	310,700	29,056,664
Phillips 66 Partners LP	84,600	3,967,740
Plains All American Pipeline LP	220,100	5,068,903
Suncor Energy, Inc.	381,600	12,304,026
Sunoco Logistics Partners, LP	91,400	2,555,544
Tallgrass Energy GP LP	77,000	1,644,720
Targa Resources Corp.	62,600	2,793,838
The Williams Companies, Inc.	458,512	11,609,524
Valero Energy Corp.	271,600	21,700,840
Viper Energy Partners LP	152,600	4,582,578
Western Gas Equity Partners LP	32,700	947,646
Western Gas Partners LP	174,500	7,754,780
		303,005,071

TOTAL ENERGY		304,312,825

FINANCIALS - 3.7%
Banks - 1.3%
Bank of America Corp.	430,100	12,214,840
JPMorgan Chase & Co.	107,200	11,919,568
Regions Financial Corp.	454,600	7,478,170
SunTrust Banks, Inc.	221,400	13,879,566
Wells Fargo & Co.	299,800	16,273,144
		61,765,288
Capital Markets - 1.1%
BlackRock, Inc. Class A	74,100	31,715,541
KKR & Co. LP	246,000	5,638,320
The Blackstone Group LP	400,100	13,495,373
TPG Specialty Lending, Inc.	1	20
		50,849,254
Diversified Financial Services - 0.0%
Kimbell Royalty Partners LP	88,900	1,626,870
Insurance - 1.3%
Chubb Ltd.	149,500	19,994,130
First American Financial Corp.	118,700	5,736,771
MetLife, Inc.	132,300	5,904,549
The Travelers Companies, Inc.	199,700	26,034,889
		57,670,339

TOTAL FINANCIALS		171,911,751

HEALTH CARE - 9.8%
Biotechnology - 2.5%
Amgen, Inc.	557,900	116,182,675
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.	99,200	25,072,800
Health Care Providers & Services - 1.5%
CVS Health Corp.	551,100	44,198,220
UnitedHealth Group, Inc.	92,100	25,913,256
		70,111,476
Pharmaceuticals - 5.2%
AstraZeneca PLC sponsored ADR	335,000	13,339,700
Eli Lilly & Co.	155,100	18,401,064
GlaxoSmithKline PLC	605,600	12,554,050
Johnson & Johnson	1,099,844	161,567,074
Roche Holding AG (participation certificate)	57,090	14,819,660
Sanofi SA sponsored ADR	435,200	19,736,320
		240,417,868

TOTAL HEALTH CARE		451,784,819

INDUSTRIALS - 3.6%
Aerospace & Defense - 1.1%
General Dynamics Corp.	61,500	11,370,735
Northrop Grumman Corp.	39,500	10,265,260
United Technologies Corp.	230,500	28,084,120
		49,720,115
Electrical Equipment - 0.5%
Eaton Corp. PLC	304,600	23,435,924
Industrial Conglomerates - 1.4%
3M Co.	298,200	62,001,744
General Electric Co.	459,400	3,445,500
		65,447,244
Machinery - 0.1%
Pentair PLC	67,200	2,869,440
Road & Rail - 0.5%
Norfolk Southern Corp.	135,400	23,118,196

TOTAL INDUSTRIALS		164,590,919

INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 2.6%
Cisco Systems, Inc.	2,477,600	118,602,712
IT Services - 0.8%
Amdocs Ltd.	135,700	8,808,287
Paychex, Inc.	397,700	28,141,252
		36,949,539
Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	1,644,400	81,085,364
NXP Semiconductors NV	45,900	3,826,683
Qualcomm, Inc.	54,900	3,198,474
		88,110,521
Software - 1.0%
Micro Focus International PLC	278,000	5,459,518
Microsoft Corp.	367,100	40,707,719
		46,167,237
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	123,200	22,001,056

TOTAL INFORMATION TECHNOLOGY		311,831,065

MATERIALS - 2.7%
Chemicals - 2.7%
DowDuPont, Inc.	1,415,317	81,876,088
LyondellBasell Industries NV Class A	410,900	38,341,079
The Chemours Co. LLC	150,000	4,272,000
		124,489,167
Construction Materials - 0.0%
nVent Electric PLC	67,200	1,681,344

TOTAL MATERIALS		126,170,511

REAL ESTATE - 15.2%
Equity Real Estate Investment Trusts (REITs) - 14.8%
Acadia Realty Trust (SBI)	331,000	9,489,770
Agree Realty Corp.	104,200	6,207,194
American Tower Corp.	151,500	24,920,235
Americold Realty Trust	175,800	4,711,440
AvalonBay Communities, Inc.	173,440	33,052,461
Boston Properties, Inc.	277,896	36,459,955
Braemar Hotels & Resorts, Inc.	163,055	1,549,023
CareTrust (REIT), Inc.	366,000	7,327,320
Cedar Realty Trust, Inc.	659,519	2,367,673
Clipper Realty, Inc.	401,900	5,184,510
Corporate Office Properties Trust (SBI)	14,077	344,464
Corrections Corp. of America	211,100	4,633,645
DDR Corp.	408,600	5,082,984
DiamondRock Hospitality Co.	553,300	5,831,782
Digital Realty Trust, Inc.	74,200	8,535,968
Douglas Emmett, Inc.	260,366	9,612,713
Duke Realty Corp.	715,100	20,351,746
Equinix, Inc.	113,500	43,729,280
Equity Lifestyle Properties, Inc.	165,937	16,515,710
Equity Residential (SBI)	317,115	22,594,444
Essex Property Trust, Inc.	87,692	23,020,027
Four Corners Property Trust, Inc.	279,500	7,753,330
Healthcare Realty Trust, Inc.	523,600	16,231,600
Highwoods Properties, Inc. (SBI)	378,000	16,393,860
Host Hotels & Resorts, Inc.	241,097	4,580,843
Invitation Homes, Inc.	272,200	5,841,412
National Retail Properties, Inc.	355,100	17,776,306
Outfront Media, Inc.	384,000	7,979,520
Pebblebrook Hotel Trust	147,900	5,164,668
Prologis, Inc.	608,240	40,958,882
Public Storage	188,999	40,305,927
Rexford Industrial Realty, Inc.	32,047	1,046,014
RLJ Lodging Trust	660,926	13,443,235
Sabra Health Care REIT, Inc.	309,574	5,971,682
Simon Property Group, Inc.	251,915	46,778,096
SL Green Realty Corp.	214,400	20,672,448
Spirit Realty Capital, Inc.	1,245,300	9,240,126
Sunstone Hotel Investors, Inc.	660,800	10,083,808
Taubman Centers, Inc.	128,200	6,786,908
Terreno Realty Corp.	260,653	10,168,074
UDR, Inc.	417,300	17,785,326
Urban Edge Properties	619,957	12,361,943
Ventas, Inc.	445,039	28,255,526
VEREIT, Inc.	1,358,700	10,394,055
Vornado Realty Trust	35,800	2,576,168
Washington REIT (SBI)	432,000	11,646,720
Welltower, Inc.	278,896	20,172,548
		681,891,369
Real Estate Management & Development - 0.4%
Howard Hughes Corp. (e)	39,400	4,363,944
VICI Properties, Inc.	544,900	11,862,473
		16,226,417

TOTAL REAL ESTATE		698,117,786

UTILITIES - 2.9%
Electric Utilities - 2.3%
Exelon Corp.	760,900	35,298,151
PPL Corp.	903,200	27,628,888
Southern Co.	318,500	15,074,605
Vistra Energy Corp. (e)	85,904	2,017,026
Xcel Energy, Inc.	512,700	26,891,115
		106,909,785
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	36,400	1,699,880
NRG Energy, Inc.	167,700	6,444,711
		8,144,591
Multi-Utilities - 0.4%
Ameren Corp.	276,400	18,966,568

TOTAL UTILITIES		134,020,944

TOTAL COMMON STOCKS
(Cost $2,551,044,424)		3,096,099,663

Preferred Stocks - 6.9%
Convertible Preferred Stocks - 2.3%
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Bunge Ltd. 4.875%	67,500	6,735,906
Post Holdings, Inc. Series C, 2.50%	15,500	2,773,937
		9,509,843
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Nabors Industries, Inc. Series A, 6.00%	1,600	42,591
Oil, Gas & Consumable Fuels - 0.1%
Hess Corp. Series A, 8.00%	37,400	2,249,236
TOTAL ENERGY		2,291,827
FINANCIALS - 0.7%
Banks - 0.7%
Bank of America Corp. Series L, 7.25%	12,213	15,632,640
Wells Fargo & Co. 7.50%	14,391	18,171,516
		33,804,156
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%	156,600	9,906,688
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Fortive Corp. Series A, 5.00%	4,690	4,604,408
Machinery - 0.0%
Rexnord Corp. Series A, 5.75%	20,300	1,209,253
Stanley Black & Decker, Inc. 5.375%	10,800	1,052,835
		2,262,088
TOTAL INDUSTRIALS		6,866,496
MATERIALS - 0.1%
Chemicals - 0.1%
International Flavors & Fragrances, Inc. 6.00%	41,800	2,348,324
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle International Corp. Series A, 6.875%	4,300	4,653,529
Welltower, Inc. Series I, 6.50%	22,600	1,478,277
		6,131,806
UTILITIES - 0.8%
Electric Utilities - 0.4%
NextEra Energy, Inc. 6.123%	87,600	5,243,824
Vistra Energy Corp. 7.00%	125,040	11,689,102
		16,932,926
Gas Utilities - 0.0%
South Jersey Industries, Inc. 7.25%	14,900	762,135
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.:
2.00% ZENS	89,675	3,944,803
Series B, 7.00%	42,000	2,103,977
Dominion Resources, Inc. Series A, 6.75%	84,800	4,106,864
DTE Energy Co. 6.50%	10,000	548,700
Sempra Energy Series A, 6.00%	88,200	8,965,318
		19,669,662
TOTAL UTILITIES		37,364,723

TOTAL CONVERTIBLE PREFERRED STOCKS		108,223,863

Nonconvertible Preferred Stocks - 4.6%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc. 5.35%	152,800	3,445,640
Verizon Communications, Inc. 5.90%	12,338	309,314
		3,754,954
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.95%	5,000	115,500
Energy Transfer Partners LP Series C, 7.375%	63,100	1,423,624
NuStar Energy LP Series B 7.625%	61,515	1,199,543
Teekay Offshore Partners LP Series E, 8.875%	30,000	632,097
		3,370,764
FINANCIALS - 2.9%
Banks - 2.5%
Bank of America Corp.:
6.00%	26,000	649,740
6.20%	13,000	329,290
6.50%	8,000	203,600
6.625%	20,000	506,100
Series GG, 6.00%	377,500	9,418,625
Series HH 5.875%	200,744	4,867,038
Series K, 6.45%	500	12,735
BB&T Corp.:
5.625%	187,625	4,579,926
5.85%	332,339	8,178,863
Series E, 5.625%	99,187	2,358,667
Series F, 5.20%	208,892	4,649,936
Series G, 5.20%	142,185	3,165,038
BOK Financial Corp. 5.375%	23,140	548,372
Citigroup, Inc. Series K, 6.875%	12,000	312,600
Cullen/Frost Bankers, Inc. 5.375%	12,951	310,694
First Republic Bank:
Series E, 7.00%	6,059	154,020
Series F, 5.70%	14,249	344,462
Series I, 5.50%	20,000	455,392
First Tennessee Bank NA 3.75% (a)	12,500	9,626,300
JPMorgan Chase & Co.:
6.30%	4,291	108,859
6.70%	15,000	380,250
Series AA 6.10%	21,700	549,826
Series BB 6.15%	47,676	1,207,156
Series DD, 5.75%	450,800	11,152,792
Series P, 5.45%	15,000	365,700
Series Y, 6.125%	113,040	2,837,304
PNC Financial Services Group, Inc.:
Series P, 6.125%	80,086	2,083,838
Series Q, 5.375%	81,809	1,925,784
U.S. Bancorp:
Series A, 3.50%	15,865	14,094,260
Series B, 3.50%	71,456	1,392,677
Series F, 6.50%	95,000	2,503,250
Series H, 5.15%	23,000	514,050
Series K, 5.50%	41,000	995,890
Wells Fargo & Co.:
5.20%	10,000	222,399
5.70%	59,200	1,442,112
5.85%	273,000	6,773,130
6.00%	7,000	174,580
6.00%	15,000	374,945
6.625%	20,000	522,462
Series P, 5.25%	175,000	3,934,875
Series X, 5.50%	420,742	9,954,756
Series Y, 5.625%	43,000	1,040,600
		115,222,893
Capital Markets - 0.3%
Bank of New York Mellon Corp. 5.20%	54,000	1,218,780
Charles Schwab Corp. 5.95%	3,000	75,540
Goldman Sachs Group, Inc. Series J, 5.50%	28,462	688,780
Legg Mason, Inc. 5.45%	26,175	576,112
Morgan Stanley:
6.875%	2,700	70,632
Series K, 5.85%	3,000	73,980
Northern Trust Corp. Series C, 5.85%	109,780	2,766,456
Oaktree Capital Group LLC:
6.55%	62,433	1,494,022
Series A, 6.625%	52,500	1,279,425
State Street Corp.:
6.00%	100,000	2,484,000
Series C, 5.25%	79,683	1,795,465
Series D, 5.90%	18,000	458,100
Series G, 5.35%	13,000	316,030
		13,297,322
Insurance - 0.1%
Allstate Corp.:
5.10%	25,174	618,525
6.625%	10,000	253,200
Series A, 5.625%	45,094	1,091,279
Series D, 6.625%	4,245	107,967
Series F 6.25%	5,000	126,400
Series G, 5.625%	18,000	434,880
Hartford Financial Services Group, Inc.:
7.875%	20,000	549,800
Series G, 6.00% (e)	60,000	1,502,400
MetLife, Inc. 5.625%	32,000	771,840
Prudential Financial, Inc.:
5.625%	4,000	94,662
5.70%	11,200	266,112
5.75%	13,000	310,310
		6,127,375
Mortgage Real Estate Investment Trusts - 0.0%
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	3,000	75,510
TOTAL FINANCIALS		134,723,100
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%	123,400	1,077,364
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Boston Properties, Inc. 5.25%	75,205	1,662,031
Digital Realty Trust, Inc. Series G, 5.875%	10,000	242,400
Kimco Realty Corp.:
5.125%	2,000	39,460
6.00%	5,008	118,299
Series J, 5.50%	2,000	41,417
Series K, 5.625%	2,180	46,499
Series M, 5.25%	4,000	79,120
National Retail Properties, Inc.:
Series E, 5.70%	60,000	1,378,200
Series F, 5.20%	28,000	599,200
Public Storage:
Series C, 5.125%	59,299	1,298,589
Series D, 4.95%	12,700	267,335
Series E, 4.90%	378,535	7,869,743
Series F, 5.15%	5,298	114,755
Series G, 5.05%	42,937	943,326
Series V, 5.375%	229,533	5,168,395
Series W, 5.20%	191,727	4,185,400
Series X, 5.20%	19,400	426,156
Taubman Centers, Inc.:
Series J, 6.50%	25,000	606,550
Series K, 6.25%	25,000	588,750
Vornado Realty Trust:
5.70%	31,000	693,470
Series L, 5.40%	16,000	349,437
Series M, 5.25%	32,700	677,217
		27,395,749
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	126,562	2,962,627
TOTAL REAL ESTATE		30,358,376
UTILITIES - 0.8%
Electric Utilities - 0.5%
Duke Energy Corp.:
5.125%	3,000	68,220
5.625%	136,000	3,265,360
Entergy Louisiana LLC:
4.70%	6,000	126,218
4.875%	11,100	239,871
5.25%	14,819	349,334
Entergy Mississippi, Inc. 4.90%	24,200	526,350
Entergy New Orleans, Inc. 5.50%	4,093	102,734
Entergy, Inc.:
4.75%	10,000	213,017
4.875%	11,200	247,408
4.90%	3,100	70,432
5.625%	15,000	371,882
Georgia Power Co. 5.00%	10,000	210,400
Interstate Power and Light Co. Series D, 5.10%	2,000	49,400
NextEra Energy Capital Holdings, Inc.:
Series I, 5.125%	188,307	4,118,274
Series J, 5.00%	15,000	319,950
Series K, 5.25%	33,000	756,832
PPL Capital Funding, Inc. Series B 5.90%	5,237	128,621
Southern Co.:
5.25%	221,487	4,753,111
5.25%	109,600	2,364,072
6.25%	142,053	3,588,969
		21,870,455
Multi-Utilities - 0.3%
CMS Energy Corp.:
5.625%	103,258	2,356,089
5.875%	77,000	1,908,830
Dominion Resources, Inc. Series A, 5.25%	141,984	3,086,732
DTE Energy Co.:
5.25%	32,159	741,136
6.00%	27,437	693,596
Series B, 5.375%	82,324	1,820,184
Series E, 5.25%	104,700	2,246,590
Integrys Energy Group, Inc. 6.00%	20,000	497,000
NiSource, Inc. 6.50% (e)	48,000	1,192,800
SCE Trust VI	12,400	230,640
		14,773,597
TOTAL UTILITIES		36,644,052

TOTAL NONCONVERTIBLE PREFERRED STOCKS		209,928,610

TOTAL PREFERRED STOCKS
(Cost $314,132,463)		318,152,473
	Principal Amount	Value

Bank Loan Obligations - 1.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.35% 4/30/25 (b)(c)	1,379,575	1,363,889
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8065% 1/25/26 (b)(c)	268,650	264,381
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5525% 8/19/23 (b)(c)	496,241	469,940
		2,098,210
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 4/26/24 (b)(c)	1,500,000	1,494,375
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6864% 11/14/22 (b)(c)	60,000	58,725
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 5/14/22 (b)(c)	2,064,000	2,027,880
		3,580,980
Hotels, Restaurants & Leisure - 0.2%
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0946% 3/11/25 (b)(c)	624,884	620,004
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8446% 2/1/24 (b)(c)	9,641,087	9,301,239
		9,921,243
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3446% 9/25/24 (b)(c)	5,307,467	5,237,833

TOTAL CONSUMER DISCRETIONARY		18,740,056

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.4677% 5/31/24 (b)(c)	997,500	976,054
Food Products - 0.1%
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8444% 10/30/22 (b)(c)	1,984,887	1,956,364

TOTAL CONSUMER STAPLES		2,932,418

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0651% 12/31/22 (b)(c)	3,550,000	3,570,697
FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5565% 3/1/25 (b)(c)	167,333	165,869
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.4%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 2/27/25 (b)(c)	18,779,984	18,396,496
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1434% 9/29/24 (b)(c)	1,715,057	1,708,986
Software - 0.0%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (b)(c)	470,449	454,402

TOTAL INFORMATION TECHNOLOGY		2,163,388

TOTAL BANK LOAN OBLIGATIONS
(Cost $48,899,616)		48,067,134

Preferred Securities - 9.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (b)(d)	1,900,000	1,815,078
Energy Transfer Partners LP 6.25% (b)(d)	2,000,000	1,796,685
EnLink Midstream Partners LP 6% (b)(d)	50,000	41,387
Summit Midstream Partners LP 9.5% (b)(d)	1,000,000	1,003,866
		4,657,016
FINANCIALS - 8.3%
Banks - 7.9%
Bank of America Corp.:
5.2% (b)(d)	30,165,000	30,165,000
5.875% (b)(d)	33,000,000	31,927,386
6.1% (b)(d)	12,595,000	12,864,383
6.25% (b)(d)	14,500,000	15,044,050
6.3% (b)(d)	250,000	264,193
6.5% (b)(d)	8,000,000	8,415,714
Barclays PLC:
7.75% (b)(d)	1,000,000	953,964
7.875% (Reg. S) (b)(d)	2,545,000	2,574,671
8.25% (b)(d)	8,250,000	8,401,436
Citigroup, Inc.:
5.35% (b)(d)	2,000,000	1,894,729
5.9% (b)(d)	6,000,000	6,028,891
5.95% (b)(d)	5,500,000	5,294,464
5.95% (b)(d)	7,000,000	7,157,234
6.25% (b)(d)	7,000,000	7,180,897
6.3% (b)(d)	1,000,000	972,785
Citizens Financial Group, Inc.:
6% (b)(d)	300,000	303,340
6.375% (b)(d)	500,000	489,576
Huntington Bancshares, Inc. 5.7% (b)(d)	500,000	479,890
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.470% 5.9904% (b)(c)(d)	25,863,000	26,097,701
4.625% (b)(d)	500,000	446,604
5% (b)(d)	20,000,000	20,347,761
5.15% (b)(d)	11,750,000	11,402,998
5.3% (b)(d)	20,035,000	20,225,178
6% (b)(d)	8,000,000	8,195,130
6.1% (b)(d)	14,000,000	14,318,115
6.125% (b)(d)	7,000,000	7,151,442
6.75% (b)(d)	10,000,000	10,801,277
M&T Bank Corp. 6.45% (b)(d)	500,000	533,215
Mellon Capital IV 3 month U.S. LIBOR + 0.565% 4% (b)(c)(d)	6,417,000	5,025,153
PNC Financial Services Group, Inc.:
4.85% (b)(d)	490,000	481,709
5% (b)(d)	230,000	219,453
6.75% (b)(d)	3,500,000	3,744,572
Royal Bank of Scotland Group PLC:
7.5% (b)(d)	5,000,000	5,013,874
8.625% (b)(d)	3,000,000	3,134,073
SunTrust Banks, Inc. 5.125% (b)(d)	4,500,000	4,133,991
SunTrust Preferred Capital I 3 month U.S. LIBOR + 0.645% 4% (b)(c)(d)	5,366,000	4,419,199
U.S. Bancorp:
5.125% (b)(d)	3,050,000	3,146,770
5.3% (b)(d)	1,500,000	1,461,515
USB Realty Corp. 3 month U.S. LIBOR + 1.147% 3.5833% (a)(b)(c)(d)	7,000,000	6,245,247
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (b)(c)(d)	5,091,000	4,979,828
Wells Fargo & Co.:
3 month U.S. LIBOR + 3.770% 6.1041% (b)(c)(d)	18,565,000	18,888,265
5.875% (b)(d)	17,750,000	18,560,247
5.9% (b)(d)	23,500,000	24,088,515
		363,474,435
Capital Markets - 0.3%
Bank of New York Mellon Corp.:
4.625% (b)(d)	2,000,000	1,888,398
4.95% (b)(d)	2,250,000	2,306,431
Charles Schwab Corp.:
4.625% (b)(d)	250,000	245,407
5% (b)(d)	200,000	187,250
E*TRADE Financial Corp. 5.3% (b)(d)	1,500,000	1,415,660
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.768% 4% (b)(c)(d)	4,694,000	3,565,145
Goldman Sachs Group, Inc. 5.7% (b)(d)	500,000	501,598
Northern Trust Corp. 4.6% (b)(d)	1,785,000	1,693,445
State Street Corp. 5.25% (b)(d)	1,750,000	1,787,392
		13,590,726
Consumer Finance - 0.0%
American Express Co. 4.9% (b)(d)	200,000	199,085
Discover Financial Services 5.5% (b)(d)	150,000	136,475
		335,560
Insurance - 0.1%
MetLife, Inc.:
5.25% (b)(d)	7,000,000	7,141,693
5.875% (b)(d)	200,000	198,249
		7,339,942

TOTAL FINANCIALS		384,740,663

INDUSTRIALS - 0.7%
Industrial Conglomerates - 0.7%
General Electric Co. 5% (b)(d)	37,886,000	30,994,060
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. 6.125% (b)(d)	6,250,000	6,364,088
NiSource, Inc. 5.65% (a)(b)(d)	1,800,000	1,769,338
		8,133,426
TOTAL PREFERRED SECURITIES
(Cost $437,124,328)		428,525,165
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.27% (f)
(Cost $116,382,506)	116,363,351	116,386,624
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $3,992,654,828)		4,546,412,956
NET OTHER ASSETS (LIABILITIES) - 1.1%		52,254,837
NET ASSETS - 100%		$4,598,667,793

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $227,636,124 or 5.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,487,210
Fidelity Securities Lending Cash Central Fund	8,926
Total	$4,496,136

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$117,585,448	$117,585,448	$--	$--
Consumer Discretionary	151,122,420	151,122,420	--	--
Consumer Staples	477,915,972	468,406,129	9,509,843	--
Energy	309,975,416	302,227,519	7,747,897	--
Financials	340,439,007	297,008,551	43,430,456	--
Health Care	461,691,507	424,411,109	37,280,398	--
Industrials	172,534,779	165,668,283	6,866,496	--
Information Technology	311,831,065	306,371,547	5,459,518	--
Materials	128,518,835	126,170,511	2,348,324	--
Real Estate	734,607,968	728,476,162	6,131,806	--
Utilities	208,029,719	170,716,696	37,313,023	--
Corporate Bonds	539,181,897	--	539,181,897	--
Bank Loan Obligations	48,067,134	--	48,067,134	--
Preferred Securities	428,525,165	--	428,525,165	--
Money Market Funds	116,386,624	116,386,624	--	--
Total Investments in Securities:	$4,546,412,956	$3,374,550,999	$1,171,861,957	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.4%
BBB	7.3%
BB	5.0%
B	3.0%
CCC,CC,C	0.1%
Not Rated	5.3%
Equities	74.2%
Short-Term Investments and Net Other Assets	3.7%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,876,272,322)	$4,430,026,332
Fidelity Central Funds (cost $116,382,506)	116,386,624
Total Investment in Securities (cost $3,992,654,828)		$4,546,412,956
Foreign currency held at value (cost $7)		7
Receivable for investments sold		94,215,336
Receivable for fund shares sold		2,119,553
Dividends receivable		9,858,469
Interest receivable		3,003,021
Distributions receivable from Fidelity Central Funds		241,219
Prepaid expenses		7,986
Other receivables		50,687
Total assets		4,655,909,234
Liabilities
Payable to custodian bank	$1,883,778
Payable for investments purchased	49,404,628
Payable for fund shares redeemed	2,618,842
Accrued management fee	2,049,713
Distribution and service plan fees payable	507,174
Other affiliated payables	694,806
Other payables and accrued expenses	82,500
Total liabilities		57,241,441
Net Assets		$4,598,667,793
Net Assets consist of:
Paid in capital		$3,840,156,753
Total distributable earnings (loss)		758,511,040
Net Assets		$4,598,667,793
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($559,333,599 ÷ 36,854,068 shares)		$15.18
Maximum offering price per share (100/94.25 of $15.18)		$16.11
Class M:
Net Asset Value and redemption price per share ($247,181,851 ÷ 16,299,411 shares)		$15.17
Maximum offering price per share (100/96.50 of $15.17)		$15.72
Class C:
Net Asset Value and offering price per share ($349,002,850 ÷ 23,115,482 shares)(a)		$15.10
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($2,903,986,429 ÷ 190,130,795 shares)		$15.27
Class I:
Net Asset Value, offering price and redemption price per share ($510,226,393 ÷ 33,491,403 shares)		$15.23
Class Z:
Net Asset Value, offering price and redemption price per share ($28,936,671 ÷ 1,898,707 shares)		$15.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2018
Investment Income
Dividends		$150,808,508
Interest		18,904,207
Income from Fidelity Central Funds		4,496,136
Total income		174,208,851
Expenses
Management fee	$26,031,014
Transfer agent fees	7,627,468
Distribution and service plan fees	6,530,343
Accounting and security lending fees	1,075,529
Custodian fees and expenses	67,667
Independent trustees' fees and expenses	21,187
Registration fees	129,441
Audit	74,877
Legal	12,990
Miscellaneous	35,444
Total expenses before reductions	41,605,960
Expense reductions	(230,915)
Total expenses after reductions		41,375,045
Net investment income (loss)		132,833,806
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	223,715,203
Fidelity Central Funds	(522)
Foreign currency transactions	30,150
Total net realized gain (loss)		223,744,831
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(236,124,642)
Assets and liabilities in foreign currencies	(17,767)
Total change in net unrealized appreciation (depreciation)		(236,142,409)
Net gain (loss)		(12,397,578)
Net increase (decrease) in net assets resulting from operations		$120,436,228

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2018	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,833,806	$133,801,317
Net realized gain (loss)	223,744,831	264,535,464
Change in net unrealized appreciation (depreciation)	(236,142,409)	292,309,479
Net increase (decrease) in net assets resulting from operations	120,436,228	690,646,260
Distributions to shareholders	(366,851,468)	–
Distributions to shareholders from net investment income	–	(138,848,688)
Distributions to shareholders from net realized gain	–	(108,364,402)
Total distributions	(366,851,468)	(247,213,090)
Share transactions - net increase (decrease)	(412,705,165)	(249,025,588)
Total increase (decrease) in net assets	(659,120,405)	194,407,582
Net Assets
Beginning of period	5,257,788,198	5,063,380,616
End of period	$4,598,667,793	$5,257,788,198
Other Information
Undistributed net investment income end of period		$37,169,780

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Strategic Dividend & Income Fund Class A

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.92	$14.63	$14.04	$15.46	$14.02
Income from Investment Operations
Net investment income (loss)A	.40	.37	.38	.35	.39B
Net realized and unrealized gain (loss)	(.02)	1.61	.84	(.51)	1.60
Total from investment operations	.38	1.98	1.22	(.16)	1.99
Distributions from net investment income	(.38)C	(.38)C	(.35)	(.35)	(.34)C
Distributions from net realized gain	(.73)C	(.31)C	(.28)	(.91)	(.21)C
Total distributions	(1.12)D	(.69)	(.63)	(1.26)	(.55)
Net asset value, end of period	$15.18	$15.92	$14.63	$14.04	$15.46
Total ReturnE,F	2.50%	13.96%	9.07%	(.95)%	14.63%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%	1.01%	1.02%	1.03%	1.03%
Expenses net of fee waivers, if any	1.00%	1.01%	1.02%	1.02%	1.03%
Expenses net of all reductions	1.00%	1.01%	1.02%	1.02%	1.02%
Net investment income (loss)	2.62%	2.41%	2.67%	2.43%	2.68%B
Supplemental Data
Net assets, end of period (000 omitted)	$559,334	$619,704	$701,171	$632,817	$648,239
Portfolio turnover rateI	49%	64%	60%	55%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.12 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $.732 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class M

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.90	$14.62	$14.03	$15.45	$14.02
Income from Investment Operations
Net investment income (loss)A	.36	.33	.34	.31	.35B
Net realized and unrealized gain (loss)	(.01)	1.61	.84	(.50)	1.60
Total from investment operations	.35	1.94	1.18	(.19)	1.95
Distributions from net investment income	(.35)C	(.34)C	(.31)	(.31)	(.31)C
Distributions from net realized gain	(.73)C	(.31)C	(.28)	(.91)	(.21)C
Total distributions	(1.08)	(.66)D	(.59)	(1.23)E	(.52)
Net asset value, end of period	$15.17	$15.90	$14.62	$14.03	$15.45
Total ReturnF,G	2.31%	13.64%	8.80%	(1.22)%	14.28%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.25%	1.26%	1.27%	1.28%	1.28%
Expenses net of fee waivers, if any	1.25%	1.26%	1.27%	1.28%	1.28%
Expenses net of all reductions	1.25%	1.26%	1.27%	1.27%	1.28%
Net investment income (loss)	2.37%	2.16%	2.41%	2.18%	2.42%B
Supplemental Data
Net assets, end of period (000 omitted)	$247,182	$263,012	$251,600	$223,424	$226,563
Portfolio turnover rateJ	49%	64%	60%	55%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.66 per share is comprised of distributions from net investment income of $.344 and distributions from net realized gain of $.311 per share.

 E Total distributions of $1.23 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.914 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class C

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.83	$14.56	$13.98	$15.39	$13.97
Income from Investment Operations
Net investment income (loss)A	.28	.25	.27	.24	.28B
Net realized and unrealized gain (loss)	(.01)	1.60	.83	(.50)	1.59
Total from investment operations	.27	1.85	1.10	(.26)	1.87
Distributions from net investment income	(.26)C	(.27)C	(.24)	(.24)	(.24)C
Distributions from net realized gain	(.73)C	(.31)C	(.28)	(.91)	(.21)C
Total distributions	(1.00)D	(.58)	(.52)	(1.15)	(.45)
Net asset value, end of period	$15.10	$15.83	$14.56	$13.98	$15.39
Total ReturnE,F	1.76%	13.05%	8.22%	(1.65)%	13.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.76%	1.76%	1.78%	1.78%	1.79%
Expenses net of fee waivers, if any	1.76%	1.76%	1.78%	1.78%	1.79%
Expenses net of all reductions	1.75%	1.76%	1.77%	1.78%	1.78%
Net investment income (loss)	1.86%	1.66%	1.91%	1.67%	1.92%B
Supplemental Data
Net assets, end of period (000 omitted)	$349,003	$422,221	$392,853	$348,111	$351,654
Portfolio turnover rateI	49%	64%	60%	55%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.00 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.732 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend and Income Fund

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.01	$14.72	$14.12	$15.54	$14.09
Income from Investment Operations
Net investment income (loss)A	.44	.41	.42	.39	.43B
Net realized and unrealized gain (loss)	(.02)	1.62	.85	(.51)	1.61
Total from investment operations	.42	2.03	1.27	(.12)	2.04
Distributions from net investment income	(.43)C	(.42)C	(.39)	(.39)	(.38)C
Distributions from net realized gain	(.73)C	(.31)C	(.28)	(.91)	(.21)C
Total distributions	(1.16)	(.74)D	(.67)	(1.30)	(.59)
Net asset value, end of period	$15.27	$16.01	$14.72	$14.12	$15.54
Total ReturnE	2.78%	14.21%	9.39%	(.68)%	14.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%	.73%	.75%	.76%	.74%
Expenses net of fee waivers, if any	.71%	.73%	.75%	.75%	.74%
Expenses net of all reductions	.71%	.73%	.75%	.75%	.74%
Net investment income (loss)	2.91%	2.69%	2.94%	2.70%	2.96%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,903,986	$3,294,527	$3,314,523	$2,833,413	$2,920,815
Portfolio turnover rateH	49%	64%	60%	55%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.74 per share is comprised of distributions from net investment income of $.424 and distributions from net realized gain of $.311 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class I

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.97	$14.69	$14.09	$15.51	$14.07
Income from Investment Operations
Net investment income (loss)A	.44	.41	.42	.39	.43B
Net realized and unrealized gain (loss)	(.02)	1.61	.85	(.51)	1.60
Total from investment operations	.42	2.02	1.27	(.12)	2.03
Distributions from net investment income	(.42)C	(.42)C	(.38)	(.39)	(.38)C
Distributions from net realized gain	(.73)C	(.31)C	(.28)	(.91)	(.21)C
Total distributions	(1.16)D	(.74)E	(.67)F	(1.30)	(.59)
Net asset value, end of period	$15.23	$15.97	$14.69	$14.09	$15.51
Total ReturnG	2.76%	14.17%	9.39%	(.69)%	14.87%
Ratios to Average Net AssetsH,I
Expenses before reductions	.74%	.75%	.76%	.77%	.76%
Expenses net of fee waivers, if any	.74%	.75%	.76%	.77%	.76%
Expenses net of all reductions	.74%	.75%	.76%	.76%	.76%
Net investment income (loss)	2.88%	2.67%	2.93%	2.69%	2.94%B
Supplemental Data
Net assets, end of period (000 omitted)	$510,226	$658,324	$403,233	$327,167	$335,756
Portfolio turnover rateJ	49%	64%	60%	55%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.16 per share is comprised of distributions from net investment income of $.424 and distributions from net realized gain of $.732 per share.

 E Total distributions of $.74 per share is comprised of distributions from net investment income of $.424 and distributions from net realized gain of $.311 per share.

 F Total distributions of $.67 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $.281 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class Z

Year ended November 30,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.61
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	(.33)
Total from investment operations	(.24)
Distributions from net investment income	(.13)
Distributions from net realized gain	–
Total distributions	(.13)
Net asset value, end of period	$15.24
Total ReturnC,D	(1.57)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G
Expenses net of fee waivers, if any	.64%G
Expenses net of all reductions	.64%G
Net investment income (loss)	3.57%G
Supplemental Data
Net assets, end of period (000 omitted)	$28,937
Portfolio turnover rateH	49%

 A For the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2018

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Strategic Dividend and Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, market discount, contingent interest, certain conversion ratio adjustments, equity-debt classifications, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$692,504,559
Gross unrealized depreciation	(153,360,436)
Net unrealized appreciation (depreciation)	$539,144,123
Tax Cost	$4,007,268,833

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$27,716,729
Undistributed long-term capital gain	$191,883,453
Net unrealized appreciation (depreciation) on securities and other investments	$539,145,453

The tax character of distributions paid was as follows:

	November 30, 2018	November 30, 2017
Ordinary Income	$132,264,110	$ 149,656,922
Long-term Capital Gains	234,587,358	97,556,168
Total	$366,851,468	$ 247,213,090

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,218,674,155 and $2,589,039,914, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,448,720	$39,607
Class M	.25%	.25%	1,258,596	7,683
Class C	.75%	.25%	3,823,027	304,200
			$6,530,343	$351,490

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$154,630
Class M	27,729
Class C(a)	30,775
$213,134

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,063,116.18
Class M	461,985.18
Class C	711,749.19
Strategic Dividend and Income	4,389,727.14
Class I	1,000,222.17
Class Z	669	.05(a)
	$7,627,468

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $42,847 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $15,393.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13,459 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,926. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $166,192 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12,393.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $52,330.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2018(a)	Year ended November 30, 2017
Distributions to shareholders
Class A	$42,881,641	$–
Class M	17,767,821	–
Class C	26,002,081	–
Strategic Dividend and Income	234,001,314	–
Class I	46,197,804	–
Class Z	807	–
Total	$366,851,468	$–
From net investment income
Class A	$–	$16,190,229
Class M	–	5,892,572
Class C	–	7,385,493
Strategic Dividend and Income	–	93,812,876
Class I	–	15,567,518
Total	$–	$138,848,688
From net realized gain
Class A	$–	$14,981,635
Class M	–	5,371,424
Class C	–	8,475,070
Strategic Dividend and Income	–	70,679,899
Class I	–	8,856,374
Total	$–	$108,364,402

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2018(a)	Year ended November 30, 2017	Year ended November 30, 2018(a)	Year ended November 30, 2017
Class A
Shares sold	4,637,442	8,488,691	$70,353,845	$127,941,018
Reinvestment of distributions	2,762,733	2,034,778	41,771,478	30,053,593
Shares redeemed	(9,479,902)	(19,509,255)	(142,906,986)	(294,793,615)
Net increase (decrease)	(2,079,727)	(8,985,786)	$(30,781,663)	$(136,799,004)
Class M
Shares sold	2,206,310	3,336,153	$33,380,481	$50,222,274
Reinvestment of distributions	1,162,608	740,938	17,572,593	10,950,918
Shares redeemed	(3,606,131)	(4,744,389)	(54,433,882)	(71,688,289)
Net increase (decrease)	(237,213)	(667,298)	$(3,480,808)	$(10,515,097)
Class C
Shares sold	1,989,680	4,633,924	$30,073,346	$69,288,091
Reinvestment of distributions	1,672,021	1,020,709	25,201,309	15,005,670
Shares redeemed	(7,213,057)	(5,967,656)	(108,486,360)	(90,008,266)
Net increase (decrease)	(3,551,356)	(313,023)	$(53,211,705)	$(5,714,505)
Strategic Dividend and Income
Shares sold	16,704,619	35,471,047	$254,962,468	$534,679,076
Reinvestment of distributions	13,858,631	10,022,217	210,623,108	149,106,382
Shares redeemed	(46,192,336)	(64,948,638)	(702,410,303)	(987,091,431)
Net increase (decrease)	(15,629,086)	(19,455,374)	$(236,824,727)	$(303,305,973)
Class I
Shares sold	6,617,735	22,283,894	$100,549,695	$337,512,715
Reinvestment of distributions	2,822,591	1,484,607	42,809,377	22,145,008
Shares redeemed	(17,161,807)	(10,010,690)	(260,333,856)	(152,348,732)
Net increase (decrease)	(7,721,481)	13,757,811	$(116,974,784)	$207,308,991
Class Z
Shares sold	1,914,775	–	$28,811,119	$–
Reinvestment of distributions	53	–	807	–
Shares redeemed	(16,121)	–	(243,404)	–
Net increase (decrease)	1,898,707	–	$28,568,522	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to November 30, 2018

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Dividend & Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Strategic Dividend & Income Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of November 30, 2018, the related statement of operations for the year ended November 30, 2018, the statement of changes in net assets for each of the two years in the period ended November 30, 2018, including the related notes, and the financial highlights for each of the periods indicated therein, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 17, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 261 funds. Mr.Chiel oversees 153 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present) and as interim president of Michigan State University (2018-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018) for Class A, Class M, Class C, Strategic Dividend and Income and Class I, and for the period (October 2, 2018 to November 30, 2018) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for one-half year period (June 1, 2018 to November 30, 2018)

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value November 30, 2018	Expenses Paid During Period
Class A	1.00%
Actual		$1,000.00	$1,034.60	$5.10-B
Hypothetical-C		$1,000.00	$1,020.05	$5.06-D
Class M	1.25%
Actual		$1,000.00	$1,033.40	$6.37-B
Hypothetical-C		$1,000.00	$1,018.80	$6.33-D
Class C	1.75%
Actual		$1,000.00	$1,030.10	$8.91-B
Hypothetical-C		$1,000.00	$1,016.29	$8.85-D
Strategic Dividend and Income	.71%
Actual		$1,000.00	$1,035.10	$3.62-B
Hypothetical-C		$1,000.00	$1,021.51	$3.60-D
Class I	.74%
Actual		$1,000.00	$1,035.10	$3.78-B
Hypothetical-C		$1,000.00	$1,021.36	$3.75-D
Class Z	.64%
Actual		$1,000.00	$984.30	$1.04-B
Hypothetical-C		$1,000.00	$1,021.86	$3.24-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Class A, Class M, Class C, Strategic Dividend and Income and Class I, and multiplied by 60/365 (to reflect the period October 2, 2018 to November 30, 2018) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of Fidelity Strategic Dividend & Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Strategic Dividend & Income Fund
Class A	12/27/18	12/26/18	$0.127	$0.650
Class M	12/27/18	12/26/18	$0.117	$0.650
Class C	12/27/18	12/26/18	$0.097	$0.650
Strategic Dividend & Income Fund	12/27/18	12/26/18	$0.138	$0.650
Class I	12/27/18	12/26/18	$0.137	$0.650
Class Z	12/27/18	12/26/18	$0.143	$0.650

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30 2018, $213,577,601, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.61% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 11%, 86%, 82%, and 82%; Class M designates 12%, 99%, 90%, and 89%; Class C designates 15%, 100%, 100%, and 100%; Strategic Dividend & Income Fund designates 10%, 74%, 74%, and 74%; Class I designates 10%, 75%, 75%, and 75%; of the dividends distributed in December, April, July, and October, respectively during the fiscal year; and Class Z designates 75% of the dividend distributed in October during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A designates 13%, 97%, 92%, and 92%; Class M designates 14%, 100%, 100%, and 100%; Class C designates 17%, 100%, 100%, and 100%; Strategic Dividend & Income Fund designates 11%, 84%, 84%, and 84%; and Class I designates 12%, 85%, 85%, and 85%; of the dividends distributed in December, April, July, and October, respectively during the fiscal year; and Class Z designates 85% of the dividend distributed in October during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2018.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. The fund underperformed its benchmark for the one- and three-year periods ended May 31, 2018, and as a result, the Board is actively engaged in discussions with FMR the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class I, and the retail class ranked below the competitive median for 2017 and the total expense ratio of each of Class M and Class C ranked above the competitive median for 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ASDI-ANN-0119
1.802405.114

Fidelity® Strategic Dividend & Income® Fund Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Strategic Dividend & Income® Fund	2.78%	7.95%	13.15%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Dividend & Income® Fund, a class of the fund, on November 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$34,397	Fidelity® Strategic Dividend & Income® Fund
$38,109	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending November 30, 2018, the Fidelity Strategic Dividend & Income Composite Index gained 4.69%. For much of this time frame, growth stocks continued to lead the way, although that situation changed meaningfully as markets corrected late in the period and value-oriented stocks began to regain investors’ confidence, outperforming in the final two months. Against this backdrop, U.S. large-cap value equities, as measured by the Morgan Stanley Capital International (MSCI) USA High Dividend Yield Index, increased 7.93%. Convertible securities also gained ground during the period, reflecting the high degree of correlation the asset class has with the growth style of the equity market. Overall, the ICE BofAML All U.S. Convertibles Index returned 4.86%, a result that included convertibles’ steep correction in October and November. Real estate investment trusts (REITs), meanwhile, gained 3.70%, as measured by the FTSE® NAREIT® Equity REIT Index. REITs produced up-and-down results throughout the 12 months, with a couple of relatively brief corrections followed by subsequent recoveries in the market. Of final note, preferred securities, as measured by the ICE BofAML Fixed Rate Preferred Securities Index, were the only negative performers in the Fidelity Composite index, returning -3.39% for the period. As a relatively interest-rate-sensitive asset class, rising rates for much of the period hurt the category.

Comments from Co-Lead Portfolio Manager Adam Kramer:  For the fiscal year, the fund's share classes (excluding sales charges, if applicable) gained roughly 2% to 3%, trailing the 4.69% increase in the Fidelity Strategic Dividend & Income Composite Index. Relative to this performance benchmark, the biggest challenge by far was security selection in our large-cap value equity subportfolio, especially weak stock picking in consumer staples and health care, even as stock picking in communication services helped. Detracting to a lesser degree was the fund's modest out-of-benchmark allocation to master limited partnerships (MLPs). This asset class, highly correlated to the energy sector, struggled in the second half of the period as the price of crude oil fell. Elsewhere, security selection in the fund's convertibles sleeve was modestly negative, although the fund did benefit from our relative underweighting in the category late in the period, when convertibles struggled. Among real estate investment trusts (REITs), effective asset class positioning more than offset modestly negative individual security selection in the subportfolio. Our strongest result came in the fund's preferred securities subportfolio; our relatively conservative positioning here, coupled with our decision to underweight this generally struggling asset class, added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On December 30, 2017, former Co-Manager Scott Offen retired from Fidelity, leaving Co-Manager Ramona Persaud with sole responsibility for the fund's dividend-paying equities subportfolio.

Investment Summary (Unaudited)

Top Ten Investments as of November 30, 2018

(excluding cash equivalents)	% of fund's net assets
Johnson & Johnson	3.5
Cisco Systems, Inc.	2.6
Amgen, Inc.	2.5
Procter & Gamble Co.	2.4
PepsiCo, Inc.	2.2
Walmart, Inc.	1.9
DowDuPont, Inc.	1.8
Intel Corp.	1.7
Verizon Communications, Inc.	1.6
McDonald's Corp.	1.5
21.7

Top Five Market Sectors as of November 30, 2018

% of fund's net assets
Financials	17.8
Real Estate	16.1
Health Care	11.5
Information Technology	10.9
Consumer Staples	10.6

Asset Allocation (% of fund's net assets)

As of November 30, 2018*
Common Stocks	67.3%
Preferred Stocks	6.9%
Convertible Bonds	8.6%
Other Investments	13.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 7.4%

Schedule of Investments November 30, 2018

Showing Percentage of Net Assets

Corporate Bonds - 11.7%
	Principal Amount	Value
Convertible Bonds - 8.6%
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.1%
Intelsat SA 4.5% 6/15/25 (a)	$1,777,000	$2,898,953
Entertainment - 0.2%
iQIYI, Inc. 3.75% 12/1/23 (a)	1,550,000	1,600,406
Live Nation Entertainment, Inc.:
2.5% 5/15/19	1,640,000	2,624,202
2.5% 3/15/23 (a)	2,000,000	2,135,262
Pandora Media, Inc.:
1.75% 12/1/20	805,000	767,487
1.75% 12/1/23	1,999,000	2,156,163
World Wrestling Entertainment, Inc. 3.375% 12/15/23 (a)	450,000	1,353,964
		10,637,484
Interactive Media & Services - 0.2%
Twitter, Inc.:
0.25% 6/15/24 (a)	8,175,000	7,367,465
1% 9/15/21	543,000	497,339
Weibo Corp. 1.25% 11/15/22 (a)	3,650,000	3,390,646
		11,255,450
Media - 0.6%
DISH Network Corp.:
2.375% 3/15/24	1,890,000	1,570,964
3.375% 8/15/26	7,283,000	6,393,746
Gannett Co., Inc. 4.75% 4/15/24 (a)	1,000,000	1,053,392
GCI Liberty, Inc. 1.75% 9/30/46 (a)	3,221,000	3,394,039
Liberty Media Corp.:
1% 1/30/23	3,530,000	3,610,145
1.375% 10/15/23	5,501,000	6,122,613
2.125% 3/31/48 (a)	1,065,000	1,020,438
2.25% 9/30/46	1,400,000	725,325
2.25% 12/1/48 (a)	3,400,000	3,520,741
		27,411,403
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. 1% 10/1/23 (a)	1,550,000	1,403,231
Gogo, Inc. 3.75% 3/1/20	890,000	838,689
		2,241,920
TOTAL COMMUNICATION SERVICES		54,445,210
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
Tesla, Inc.:
1.25% 3/1/21	1,050,000	1,202,282
2.375% 3/15/22	4,128,000	5,105,820
		6,308,102
Diversified Consumer Services - 0.0%
Chegg, Inc. 0.25% 5/15/23 (a)	750,000	894,707
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Corp. 5% 10/1/24	4,018,000	5,677,896
Marriott Vacations Worldwide Corp. 1.5% 9/15/22	700,000	636,310
		6,314,206
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc. 0% 3/1/23 (a)	2,025,000	3,226,246
Liberty Expedia Holdings, Inc. 1% 6/30/47 (a)	1,320,000	1,275,841
MercadoLibre, Inc. 2% 8/15/28 (a)	6,752,000	6,775,801
Quotient Technology, Inc. 1.75% 12/1/22 (a)	1,330,000	1,324,731
The Booking Holdings, Inc.:
0.35% 6/15/20	3,049,000	4,428,236
0.9% 9/15/21	3,085,000	3,544,977
		20,575,832
TOTAL CONSUMER DISCRETIONARY		34,092,847
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Herbalife Nutrition Ltd.:
2% 8/15/19	383,000	515,256
2.625% 3/15/24 (a)	670,000	732,949
		1,248,205
Tobacco - 0.0%
Vector Group Ltd. 2.5% 1/15/19 (b)	239,000	245,437
TOTAL CONSUMER STAPLES		1,493,642
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24	3,385,000	2,668,913
Oil States International, Inc. 1.5% 2/15/23 (a)	1,175,000	1,070,538
Transocean, Inc. 0.5% 1/30/23	700,000	763,620
		4,503,071
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp. 5.5% 9/15/26	3,825,000	3,310,362
Oasis Petroleum, Inc. 2.625% 9/15/23	2,140,000	2,057,548
PDC Energy, Inc. 1.125% 9/15/21	925,000	850,341
Scorpio Tankers, Inc.:
2.375% 7/1/19 (a)	1,070,000	1,027,994
3% 5/15/22	8,140,000	6,727,262
Ship Finance International Ltd. 4.875% 5/1/23	1,400,000	1,348,133
SM Energy Co. 1.5% 7/1/21	1,680,000	1,636,165
Teekay Corp. 5% 1/15/23 (a)	1,030,000	820,773
		17,778,578
TOTAL ENERGY		22,281,649
FINANCIALS - 0.1%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38 (a)	285,000	254,062
Diversified Financial Services - 0.1%
Alteryx, Inc. 0.5% 6/1/23 (a)	600,000	896,047
IAC Financeco, Inc. 0.875% 10/1/22 (a)	1,520,000	1,968,829
		2,864,876
Insurance - 0.0%
AXA SA 7.25% 5/15/21 (a)	1,591,000	1,594,892
Thrifts & Mortgage Finance - 0.0%
LendingTree, Inc. 0.625% 6/1/22	870,000	1,202,206
TOTAL FINANCIALS		5,916,036
HEALTH CARE - 1.3%
Biotechnology - 0.4%
Acorda Therapeutics, Inc. 1.75% 6/15/21	1,100,000	930,255
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25	1,150,000	1,055,922
Amicus Therapeutics, Inc. 3% 12/15/23 (a)	895,000	1,749,616
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	235,000	246,839
1.5% 10/15/20	215,000	257,971
Clovis Oncology, Inc. 2.5% 9/15/21	1,093,000	855,273
Exact Sciences Corp. 1% 1/15/25	1,900,000	2,326,235
Flexion Therapeutics, Inc. 3.375% 5/1/24	1,240,000	1,138,267
Ironwood Pharmaceuticals, Inc. 2.25% 6/15/22	900,000	964,373
Ligand Pharmaceuticals, Inc. 0.75% 5/15/23 (a)	2,135,000	1,985,206
Neurocrine Biosciences, Inc. 2.25% 5/15/24	1,365,000	1,830,806
Novavax, Inc. 3.75% 2/1/23	1,300,000	818,367
PTC Therapeutics, Inc. 3% 8/15/22	250,000	251,563
Repligen Corp. 2.125% 6/1/21	400,000	821,783
Retrophin, Inc. 2.5% 9/15/25	1,055,000	972,056
Sarepta Therapeutics, Inc. 1.5% 11/15/24 (a)	1,750,000	3,355,338
TESARO, Inc. 3% 10/1/21	850,000	1,261,039
		20,820,909
Health Care Equipment & Supplies - 0.2%
DexCom, Inc.:
0.75% 5/15/22	1,635,000	2,354,518
0.75% 12/1/23 (a)	1,775,000	1,849,186
Insulet Corp. 1.375% 11/15/24 (a)	1,780,000	1,941,542
Nevro Corp. 1.75% 6/1/21	350,000	324,601
NuVasive, Inc. 2.25% 3/15/21	950,000	1,124,706
		7,594,553
Health Care Providers & Services - 0.2%
Molina Healthcare, Inc. 1.125% 1/15/20	892,000	3,004,229
WellPoint, Inc. 2.75% 10/15/42	1,159,000	4,633,294
		7,637,523
Health Care Technology - 0.1%
Evolent Health, Inc.:
1.5% 10/15/25 (a)	575,000	592,083
2% 12/1/21	400,000	509,750
Teladoc Health, Inc.:
1.375% 5/15/25 (a)	950,000	1,287,844
3% 12/15/22	875,000	1,398,391
		3,788,068
Life Sciences Tools & Services - 0.1%
Accelerate Diagnostics, Inc. 2.5% 3/15/23 (a)	600,000	455,100
Illumina, Inc.:
0% 8/15/23 (a)	1,976,000	2,115,897
0.5% 6/15/21	3,157,000	4,494,132
		7,065,129
Pharmaceuticals - 0.3%
ANI Pharmaceuticals, Inc. 3% 12/1/19	2,190,000	2,292,518
Dermira, Inc. 3% 5/15/22	1,530,000	1,267,232
Innoviva, Inc.:
2.125% 1/15/23	725,000	800,778
2.5% 8/15/25	500,000	609,881
Isis Pharmaceuticals, Inc. 1% 11/15/21	2,026,000	2,242,156
Jazz Investments I Ltd.:
1.5% 8/15/24	1,410,000	1,365,878
1.875% 8/15/21	2,820,000	2,906,233
Pacira Pharmaceuticals, Inc. 2.375% 4/1/22	750,000	784,148
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23 (a)	1,020,000	1,105,248
Theravance Biopharma, Inc. 3.25% 11/1/23	1,200,000	1,278,786
		14,652,858
TOTAL HEALTH CARE		61,559,040
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	1,040,000	1,525,550
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 2.5% 5/1/20	1,400,000	1,393,875
Building Products - 0.0%
Patrick Industries, Inc. 1% 2/1/23 (a)	450,000	362,622
Construction & Engineering - 0.1%
Dycom Industries, Inc. 0.75% 9/15/21	2,612,000	2,581,421
Electrical Equipment - 0.1%
SolarCity Corp. 1.625% 11/1/19	3,445,000	3,231,469
Machinery - 0.1%
Chart Industries, Inc. 1% 11/15/24 (a)	1,340,000	1,638,379
Greenbrier Companies, Inc. 2.875% 2/1/24	790,000	837,120
Meritor, Inc. 3.25% 10/15/37	285,000	255,163
Navistar International Corp. New 4.75% 4/15/19	650,000	648,382
		3,379,044
Professional Services - 0.0%
FTI Consulting, Inc. 2% 8/15/23 (a)	1,582,000	1,513,499
Trading Companies & Distributors - 0.0%
Kaman Corp. 3.25% 5/1/24	900,000	958,266
TOTAL INDUSTRIALS		14,945,746
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.3%
CalAmp Corp. 2% 8/1/25 (a)	850,000	732,087
InterDigital, Inc. 1.5% 3/1/20	1,745,000	1,965,505
Liberty Interactive LLC 1.75% 9/30/46 (a)	1,875,000	2,085,143
Lumentum Holdings, Inc. 0.25% 3/15/24	2,298,000	2,335,386
Palo Alto Networks, Inc. 0.75% 7/1/23 (a)	5,430,000	5,180,872
		12,298,993
Electronic Equipment & Components - 0.0%
Knowles Corp. 3.25% 11/1/21	875,000	953,155
IT Services - 0.5%
Akamai Technologies, Inc.:
0% 2/15/19	460,000	455,853
0.125% 5/1/25 (a)	3,487,000	3,321,964
Carbonite, Inc. 2.5% 4/1/22	1,430,000	1,824,084
Euronet Worldwide, Inc. 1.5% 10/1/44	500,000	814,391
MongoDB, Inc. 0.75% 6/15/24 (a)	500,000	679,009
Okta, Inc. 0.25% 2/15/23 (a)	2,318,000	3,338,924
Perficient, Inc. 2.375% 9/15/23 (a)	280,000	259,443
Square, Inc.:
0.375% 3/1/22	979,000	2,956,636
0.5% 5/15/23 (a)	3,741,000	4,304,888
Twilio, Inc. 0.25% 6/1/23 (a)	1,756,000	2,596,859
Unisys Corp. 5.5% 3/1/21	680,000	1,061,071
Wix.com Ltd. 0% 7/1/23 (a)	1,851,000	1,789,686
		23,402,808
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. 2.125% 9/1/26	2,576,000	7,085,373
Cree, Inc. 0.875% 9/1/23 (a)	1,825,000	1,792,727
Cypress Semiconductor Corp.:
2% 2/1/23	370,000	356,310
4.5% 1/15/22	1,470,000	1,808,560
Inphi Corp.:
0.75% 9/1/21	600,000	592,500
1.125% 12/1/20	1,025,000	1,199,250
Intel Corp. 3.25% 8/1/39	4,087,000	9,813,909
Microchip Technology, Inc.:
1.625% 2/15/25	5,645,000	8,244,793
1.625% 2/15/27	6,904,000	6,967,165
2.25% 2/15/37	1,800,000	1,840,019
Micron Technology, Inc. 3% 11/15/43	7,014,000	9,290,141
Novellus Systems, Inc. 2.625% 5/15/41	926,000	4,371,639
NXP Semiconductors NV 1% 12/1/19	3,720,000	3,838,679
ON Semiconductor Corp.:
1% 12/1/20	2,039,000	2,429,442
1.625% 10/15/23	3,637,000	4,193,599
Rambus, Inc. 1.375% 2/1/23	840,000	740,051
Synaptics, Inc. 0.5% 6/15/22	850,000	747,561
Teradyne, Inc. 1.25% 12/15/23	500,000	637,261
		65,948,979
Software - 1.6%
Atlassian, Inc. 0.625% 5/1/23 (a)	3,450,000	4,234,023
Citrix Systems, Inc. 0.5% 4/15/19	3,985,000	5,989,172
Coupa Software, Inc. 0.375% 1/15/23 (a)	2,325,000	3,575,671
DocuSign, Inc. 0.5% 9/15/23 (a)	3,865,000	3,604,449
Everbridge, Inc. 1.5% 11/1/22	880,000	1,488,003
FireEye, Inc.:
0.875% 6/1/24 (a)	4,480,000	4,952,116
1.625% 6/1/35	2,910,000	2,662,996
Five9, Inc. 0.125% 5/1/23 (a)	800,000	960,344
Guidewire Software, Inc. 1.25% 3/15/25	1,300,000	1,339,650
HubSpot, Inc. 0.25% 6/1/22	1,610,000	2,480,327
j2 Global, Inc. 3.25% 6/15/29	1,070,000	1,271,723
New Relic, Inc. 0.5% 5/1/23 (a)	1,800,000	1,847,311
Nice Systems, Inc. 1.25% 1/15/24	1,980,000	2,879,411
Nuance Communications, Inc.:
1% 12/15/35	2,290,000	2,081,088
1.25% 4/1/25	1,632,000	1,566,738
Nutanix, Inc. 0% 1/15/23 (a)	2,300,000	2,618,302
PROS Holdings, Inc. 2% 6/1/47	500,000	467,850
Q2 Holdings, Inc. 0.75% 2/15/23 (a)	600,000	656,564
Rapid7, Inc. 1.25% 8/1/23 (a)	725,000	738,922
RealPage, Inc. 1.5% 11/15/22	590,000	794,834
Red Hat, Inc. 0.25% 10/1/19	1,980,000	4,790,818
RingCentral, Inc. 0% 3/15/23 (a)	2,050,000	2,425,150
ServiceNow, Inc. 0% 6/1/22	3,325,000	4,810,992
Splunk, Inc.:
0.5% 9/15/23 (a)	4,275,000	4,284,653
1.125% 9/15/25 (a)	3,150,000	3,144,538
Workday, Inc.:
0.25% 10/1/22	4,276,000	5,331,650
1.5% 7/15/20	680,000	1,373,936
Zendesk, Inc. 0.25% 3/15/23 (a)	2,360,000	2,679,301
		75,050,532
Technology Hardware, Storage & Peripherals - 0.1%
Electronics for Imaging, Inc. 2.25% 11/15/23 (a)	500,000	507,114
Pure Storage, Inc. 0.125% 4/15/23 (a)	2,200,000	2,179,670
Western Digital Corp. 1.5% 2/1/24 (a)	1,637,000	1,359,897
		4,046,681
TOTAL INFORMATION TECHNOLOGY		181,701,148
MATERIALS - 0.2%
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 4.75% 7/1/22	625,000	1,218,406
Cleveland-Cliffs, Inc. 1.5% 1/15/25	1,143,000	1,453,733
Endeavour Mining Corp. 3% 2/15/23 (a)	1,760,000	1,525,744
Royal Gold, Inc. 2.875% 6/15/19	1,050,000	1,044,110
SSR Mining, Inc. 2.875% 2/1/33	1,750,000	1,722,656
		6,964,649
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Extra Space Storage LP 3.125% 10/1/35 (a)	3,460,000	3,850,897
Redfin Corp. 1.75% 7/15/23	900,000	766,322
		4,617,219
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP 1.5% 9/15/20 (a)	1,930,000	1,896,408
NRG Energy, Inc. 2.75% 6/1/48 (a)	4,567,000	4,894,212
		6,790,620

TOTAL CONVERTIBLE BONDS		394,807,806

Nonconvertible Bonds - 3.1%
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.1%
Netflix, Inc. 5.875% 11/15/28 (a)	1,000,000	990,000
Viacom, Inc. 6.25% 2/28/57 (b)	4,930,000	4,723,207
		5,713,207
Media - 0.0%
E.W. Scripps Co. 5.125% 5/15/25 (a)	135,000	126,563
TOTAL COMMUNICATION SERVICES		5,839,770
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 8.25% 5/1/25 (a)	2,410,000	2,572,675
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	2,293,000	2,224,210
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	2,000,000	1,945,000
		4,169,210
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Ensco PLC 7.75% 2/1/26	940,000	775,500
Oil, Gas & Consumable Fuels - 0.2%
California Resources Corp. 8% 12/15/22 (a)	1,300,000	988,000
CNX Midstream Partners LP 6.5% 3/15/26 (a)	425,000	410,741
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (a)(b)(c)	1,000,000	999,994
6.5% 5/15/26 (a)	1,000,000	975,000
6.875% 6/15/25 (a)	2,000,000	1,979,500
Southwestern Energy Co. 4.1% 3/15/22	4,990,000	4,802,875
		10,156,110
TOTAL ENERGY		10,931,610
FINANCIALS - 2.1%
Banks - 1.0%
Chase Capital Trust VI 3 month U.S. LIBOR + 0.625% 3.166% 8/1/28 (b)(c)	4,500,000	4,072,500
Corestates Capital III 3 month U.S. LIBOR + 0.570% 3.1861% 2/15/27 (a)(b)(c)	13,304,000	11,840,560
NTC Capital II 3 month U.S. LIBOR + 0.590% 3.0263% 4/15/27 (b)(c)	9,080,000	8,400,507
PNC Capital Trust C 3 month U.S. LIBOR + 0.570% 2.8913% 6/1/28 (b)(c)	3,140,000	2,867,001
SunTrust Capital III 3 month U.S. LIBOR + 0.650% 2.9841% 3/15/28 (b)(c)	3,640,000	3,248,700
Wachovia Capital Trust II 3 month U.S. LIBOR + 0.500% 2.9363% 1/15/27 (b)(c)	15,793,000	14,055,770
		44,485,038
Capital Markets - 0.7%
Charles Schwab Corp. 7% (b)(d)	1,000,000	1,075,000
Chase Capital II 3 month U.S. LIBOR + 0.500% 3.041% 2/1/27 (b)(c)	4,650,000	4,222,200
Chase Capital III 3 month U.S. LIBOR + 0.550% 2.8708% 3/1/27 (b)(c)	4,500,000	4,095,000
JPMorgan Chase Capital XXIII 3 month U.S. LIBOR + 1.000% 3.6161% 5/15/47 (b)(c)	14,500,000	12,180,000
State Street Capital Trust I 3 month U.S. LIBOR + 0.560% 3.1761% 5/15/28 (b)(c)	4,574,000	4,162,340
State Street Capital Trust IV 3 month U.S. LIBOR + 1.000% 3.3341% 6/1/77 (b)(c)	5,598,000	4,760,035
		30,494,575
Diversified Financial Services - 0.4%
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.78% 12/21/65 (a)(b)(c)	16,050,000	13,534,484
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 5.03% 12/21/65 (a)(b)(c)	4,000,000	3,280,000
Park Aerospace Holdings Ltd.:
5.25% 8/15/22 (a)	2,000,000	2,000,000
5.5% 2/15/24 (a)	1,000,000	1,006,130
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,250,000	1,346,875
		21,167,489
TOTAL FINANCIALS		96,147,102
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	1,500,000	1,443,750
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	7,270,000	7,260,913
9.25% 4/1/26 (a)	1,230,000	1,309,569
		8,570,482
TOTAL HEALTH CARE		10,014,232
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Bombardier, Inc. 7.5% 12/1/24 (a)	500,000	475,625
MATERIALS - 0.1%
Chemicals - 0.0%
TPC Group, Inc. 8.75% 12/15/20 (a)	1,875,000	1,809,375
Containers & Packaging - 0.1%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	2,600,000	2,505,880
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	175,000	162,750
Crown Cork & Seal, Inc. 7.375% 12/15/26	1,000,000	1,070,000
		3,738,630
Metals & Mining - 0.0%
ArcelorMittal SA 7% 10/15/39 (b)	1,273,000	1,353,387
TOTAL MATERIALS		6,901,392
UTILITIES - 0.2%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 2.068% 4.4635% 10/1/66 (b)(c)	4,950,000	4,333,725
PPL Capital Funding, Inc. 3 month U.S. LIBOR + 2.665% 5.0511% 3/30/67 (b)(c)	450,000	416,250
		4,749,975
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7286% 5/15/67 (b)(c)	3,000,000	2,572,500
TOTAL UTILITIES		7,322,475

TOTAL NONCONVERTIBLE BONDS		144,374,091

TOTAL CORPORATE BONDS
(Cost $525,071,491)		539,181,897
	Shares	Value

Common Stocks - 67.3%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	500,000	15,620,000
Verizon Communications, Inc.	1,198,600	72,275,580
		87,895,580
Entertainment - 0.1%
The Walt Disney Co.	32,400	3,741,876
Media - 0.4%
Comcast Corp. Class A	254,900	9,943,649
Interpublic Group of Companies, Inc.	421,200	9,898,200
		19,841,849
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (e)	34,349	2,351,189

TOTAL COMMUNICATION SERVICES		113,830,494

CONSUMER DISCRETIONARY - 3.3%
Hotels, Restaurants & Leisure - 2.5%
Bluegreen Vacations Corp.	176,109	2,444,393
Cedar Fair LP (depositary unit)	165,000	9,028,800
Dunkin' Brands Group, Inc.	120,300	8,902,200
Hilton Grand Vacations, Inc. (e)	109,100	3,497,746
Hilton Worldwide Holdings, Inc.	70,400	5,318,016
McDonald's Corp.	370,600	69,861,806
Royal Caribbean Cruises Ltd.	20,600	2,329,242
Wyndham Destinations, Inc.	85,567	3,548,463
Wyndham Hotels & Resorts, Inc.	174,000	8,722,620
		113,653,286
Household Durables - 0.1%
D.R. Horton, Inc.	106,900	3,978,818
Internet & Direct Marketing Retail - 0.1%
Yahoo!, Inc. (e)	69,500	4,558,505
Specialty Retail - 0.6%
Home Depot, Inc.	84,300	15,200,976
Lowe's Companies, Inc.	145,500	13,730,835
		28,931,811

TOTAL CONSUMER DISCRETIONARY		151,122,420

CONSUMER STAPLES - 10.2%
Beverages - 2.3%
Keurig Dr. Pepper, Inc.	181,500	4,900,500
PepsiCo, Inc.	808,600	98,600,684
		103,501,184
Food & Staples Retailing - 1.9%
Walmart, Inc.	907,500	88,617,375
Food Products - 0.4%
The J.M. Smucker Co.	79,300	8,287,643
The Kraft Heinz Co.	173,000	8,843,760
		17,131,403
Household Products - 2.4%
Procter & Gamble Co.	1,172,258	110,790,104
Personal Products - 0.9%
Unilever NV (NY Reg.)	735,100	40,805,401
Tobacco - 2.3%
Altria Group, Inc.	868,500	47,619,855
British American Tobacco PLC sponsored ADR	433,809	15,126,920
Philip Morris International, Inc.	517,900	44,813,887
		107,560,662

TOTAL CONSUMER STAPLES		468,406,129

ENERGY - 6.6%
Energy Equipment & Services - 0.0%
Hess Midstream Partners LP	67,900	1,307,754
Oil, Gas & Consumable Fuels - 6.6%
Black Stone Minerals LP	151,200	2,532,600
BP PLC	820,400	5,456,070
Cheniere Energy, Inc. (e)	80,900	4,944,608
Chevron Corp.	235,900	28,057,946
ConocoPhillips Co.	515,800	34,135,644
CVR Refining, LP	62,911	870,688
Delek Logistics Partners LP	56,100	1,709,928
Dominion Midstream Partners LP	80,706	1,499,517
Energy Transfer Equity LP	1,101,304	16,045,999
Enterprise Products Partners LP	663,200	17,409,000
EQGP Holdings LP	301,700	6,040,034
EQM Midstream Partners LP	54,233	2,584,745
Exxon Mobil Corp.	705,900	56,119,050
Golar LNG Partners LP	168,300	2,044,845
Magellan Midstream Partners LP	117,900	7,130,592
MPLX LP	315,800	10,462,454
Noble Midstream Partners LP	59,600	1,974,548
Phillips 66 Co.	310,700	29,056,664
Phillips 66 Partners LP	84,600	3,967,740
Plains All American Pipeline LP	220,100	5,068,903
Suncor Energy, Inc.	381,600	12,304,026
Sunoco Logistics Partners, LP	91,400	2,555,544
Tallgrass Energy GP LP	77,000	1,644,720
Targa Resources Corp.	62,600	2,793,838
The Williams Companies, Inc.	458,512	11,609,524
Valero Energy Corp.	271,600	21,700,840
Viper Energy Partners LP	152,600	4,582,578
Western Gas Equity Partners LP	32,700	947,646
Western Gas Partners LP	174,500	7,754,780
		303,005,071

TOTAL ENERGY		304,312,825

FINANCIALS - 3.7%
Banks - 1.3%
Bank of America Corp.	430,100	12,214,840
JPMorgan Chase & Co.	107,200	11,919,568
Regions Financial Corp.	454,600	7,478,170
SunTrust Banks, Inc.	221,400	13,879,566
Wells Fargo & Co.	299,800	16,273,144
		61,765,288
Capital Markets - 1.1%
BlackRock, Inc. Class A	74,100	31,715,541
KKR & Co. LP	246,000	5,638,320
The Blackstone Group LP	400,100	13,495,373
TPG Specialty Lending, Inc.	1	20
		50,849,254
Diversified Financial Services - 0.0%
Kimbell Royalty Partners LP	88,900	1,626,870
Insurance - 1.3%
Chubb Ltd.	149,500	19,994,130
First American Financial Corp.	118,700	5,736,771
MetLife, Inc.	132,300	5,904,549
The Travelers Companies, Inc.	199,700	26,034,889
		57,670,339

TOTAL FINANCIALS		171,911,751

HEALTH CARE - 9.8%
Biotechnology - 2.5%
Amgen, Inc.	557,900	116,182,675
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.	99,200	25,072,800
Health Care Providers & Services - 1.5%
CVS Health Corp.	551,100	44,198,220
UnitedHealth Group, Inc.	92,100	25,913,256
		70,111,476
Pharmaceuticals - 5.2%
AstraZeneca PLC sponsored ADR	335,000	13,339,700
Eli Lilly & Co.	155,100	18,401,064
GlaxoSmithKline PLC	605,600	12,554,050
Johnson & Johnson	1,099,844	161,567,074
Roche Holding AG (participation certificate)	57,090	14,819,660
Sanofi SA sponsored ADR	435,200	19,736,320
		240,417,868

TOTAL HEALTH CARE		451,784,819

INDUSTRIALS - 3.6%
Aerospace & Defense - 1.1%
General Dynamics Corp.	61,500	11,370,735
Northrop Grumman Corp.	39,500	10,265,260
United Technologies Corp.	230,500	28,084,120
		49,720,115
Electrical Equipment - 0.5%
Eaton Corp. PLC	304,600	23,435,924
Industrial Conglomerates - 1.4%
3M Co.	298,200	62,001,744
General Electric Co.	459,400	3,445,500
		65,447,244
Machinery - 0.1%
Pentair PLC	67,200	2,869,440
Road & Rail - 0.5%
Norfolk Southern Corp.	135,400	23,118,196

TOTAL INDUSTRIALS		164,590,919

INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 2.6%
Cisco Systems, Inc.	2,477,600	118,602,712
IT Services - 0.8%
Amdocs Ltd.	135,700	8,808,287
Paychex, Inc.	397,700	28,141,252
		36,949,539
Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	1,644,400	81,085,364
NXP Semiconductors NV	45,900	3,826,683
Qualcomm, Inc.	54,900	3,198,474
		88,110,521
Software - 1.0%
Micro Focus International PLC	278,000	5,459,518
Microsoft Corp.	367,100	40,707,719
		46,167,237
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	123,200	22,001,056

TOTAL INFORMATION TECHNOLOGY		311,831,065

MATERIALS - 2.7%
Chemicals - 2.7%
DowDuPont, Inc.	1,415,317	81,876,088
LyondellBasell Industries NV Class A	410,900	38,341,079
The Chemours Co. LLC	150,000	4,272,000
		124,489,167
Construction Materials - 0.0%
nVent Electric PLC	67,200	1,681,344

TOTAL MATERIALS		126,170,511

REAL ESTATE - 15.2%
Equity Real Estate Investment Trusts (REITs) - 14.8%
Acadia Realty Trust (SBI)	331,000	9,489,770
Agree Realty Corp.	104,200	6,207,194
American Tower Corp.	151,500	24,920,235
Americold Realty Trust	175,800	4,711,440
AvalonBay Communities, Inc.	173,440	33,052,461
Boston Properties, Inc.	277,896	36,459,955
Braemar Hotels & Resorts, Inc.	163,055	1,549,023
CareTrust (REIT), Inc.	366,000	7,327,320
Cedar Realty Trust, Inc.	659,519	2,367,673
Clipper Realty, Inc.	401,900	5,184,510
Corporate Office Properties Trust (SBI)	14,077	344,464
Corrections Corp. of America	211,100	4,633,645
DDR Corp.	408,600	5,082,984
DiamondRock Hospitality Co.	553,300	5,831,782
Digital Realty Trust, Inc.	74,200	8,535,968
Douglas Emmett, Inc.	260,366	9,612,713
Duke Realty Corp.	715,100	20,351,746
Equinix, Inc.	113,500	43,729,280
Equity Lifestyle Properties, Inc.	165,937	16,515,710
Equity Residential (SBI)	317,115	22,594,444
Essex Property Trust, Inc.	87,692	23,020,027
Four Corners Property Trust, Inc.	279,500	7,753,330
Healthcare Realty Trust, Inc.	523,600	16,231,600
Highwoods Properties, Inc. (SBI)	378,000	16,393,860
Host Hotels & Resorts, Inc.	241,097	4,580,843
Invitation Homes, Inc.	272,200	5,841,412
National Retail Properties, Inc.	355,100	17,776,306
Outfront Media, Inc.	384,000	7,979,520
Pebblebrook Hotel Trust	147,900	5,164,668
Prologis, Inc.	608,240	40,958,882
Public Storage	188,999	40,305,927
Rexford Industrial Realty, Inc.	32,047	1,046,014
RLJ Lodging Trust	660,926	13,443,235
Sabra Health Care REIT, Inc.	309,574	5,971,682
Simon Property Group, Inc.	251,915	46,778,096
SL Green Realty Corp.	214,400	20,672,448
Spirit Realty Capital, Inc.	1,245,300	9,240,126
Sunstone Hotel Investors, Inc.	660,800	10,083,808
Taubman Centers, Inc.	128,200	6,786,908
Terreno Realty Corp.	260,653	10,168,074
UDR, Inc.	417,300	17,785,326
Urban Edge Properties	619,957	12,361,943
Ventas, Inc.	445,039	28,255,526
VEREIT, Inc.	1,358,700	10,394,055
Vornado Realty Trust	35,800	2,576,168
Washington REIT (SBI)	432,000	11,646,720
Welltower, Inc.	278,896	20,172,548
		681,891,369
Real Estate Management & Development - 0.4%
Howard Hughes Corp. (e)	39,400	4,363,944
VICI Properties, Inc.	544,900	11,862,473
		16,226,417

TOTAL REAL ESTATE		698,117,786

UTILITIES - 2.9%
Electric Utilities - 2.3%
Exelon Corp.	760,900	35,298,151
PPL Corp.	903,200	27,628,888
Southern Co.	318,500	15,074,605
Vistra Energy Corp. (e)	85,904	2,017,026
Xcel Energy, Inc.	512,700	26,891,115
		106,909,785
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	36,400	1,699,880
NRG Energy, Inc.	167,700	6,444,711
		8,144,591
Multi-Utilities - 0.4%
Ameren Corp.	276,400	18,966,568

TOTAL UTILITIES		134,020,944

TOTAL COMMON STOCKS
(Cost $2,551,044,424)		3,096,099,663

Preferred Stocks - 6.9%
Convertible Preferred Stocks - 2.3%
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Bunge Ltd. 4.875%	67,500	6,735,906
Post Holdings, Inc. Series C, 2.50%	15,500	2,773,937
		9,509,843
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Nabors Industries, Inc. Series A, 6.00%	1,600	42,591
Oil, Gas & Consumable Fuels - 0.1%
Hess Corp. Series A, 8.00%	37,400	2,249,236
TOTAL ENERGY		2,291,827
FINANCIALS - 0.7%
Banks - 0.7%
Bank of America Corp. Series L, 7.25%	12,213	15,632,640
Wells Fargo & Co. 7.50%	14,391	18,171,516
		33,804,156
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%	156,600	9,906,688
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Fortive Corp. Series A, 5.00%	4,690	4,604,408
Machinery - 0.0%
Rexnord Corp. Series A, 5.75%	20,300	1,209,253
Stanley Black & Decker, Inc. 5.375%	10,800	1,052,835
		2,262,088
TOTAL INDUSTRIALS		6,866,496
MATERIALS - 0.1%
Chemicals - 0.1%
International Flavors & Fragrances, Inc. 6.00%	41,800	2,348,324
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle International Corp. Series A, 6.875%	4,300	4,653,529
Welltower, Inc. Series I, 6.50%	22,600	1,478,277
		6,131,806
UTILITIES - 0.8%
Electric Utilities - 0.4%
NextEra Energy, Inc. 6.123%	87,600	5,243,824
Vistra Energy Corp. 7.00%	125,040	11,689,102
		16,932,926
Gas Utilities - 0.0%
South Jersey Industries, Inc. 7.25%	14,900	762,135
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.:
2.00% ZENS	89,675	3,944,803
Series B, 7.00%	42,000	2,103,977
Dominion Resources, Inc. Series A, 6.75%	84,800	4,106,864
DTE Energy Co. 6.50%	10,000	548,700
Sempra Energy Series A, 6.00%	88,200	8,965,318
		19,669,662
TOTAL UTILITIES		37,364,723

TOTAL CONVERTIBLE PREFERRED STOCKS		108,223,863

Nonconvertible Preferred Stocks - 4.6%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc. 5.35%	152,800	3,445,640
Verizon Communications, Inc. 5.90%	12,338	309,314
		3,754,954
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.95%	5,000	115,500
Energy Transfer Partners LP Series C, 7.375%	63,100	1,423,624
NuStar Energy LP Series B 7.625%	61,515	1,199,543
Teekay Offshore Partners LP Series E, 8.875%	30,000	632,097
		3,370,764
FINANCIALS - 2.9%
Banks - 2.5%
Bank of America Corp.:
6.00%	26,000	649,740
6.20%	13,000	329,290
6.50%	8,000	203,600
6.625%	20,000	506,100
Series GG, 6.00%	377,500	9,418,625
Series HH 5.875%	200,744	4,867,038
Series K, 6.45%	500	12,735
BB&T Corp.:
5.625%	187,625	4,579,926
5.85%	332,339	8,178,863
Series E, 5.625%	99,187	2,358,667
Series F, 5.20%	208,892	4,649,936
Series G, 5.20%	142,185	3,165,038
BOK Financial Corp. 5.375%	23,140	548,372
Citigroup, Inc. Series K, 6.875%	12,000	312,600
Cullen/Frost Bankers, Inc. 5.375%	12,951	310,694
First Republic Bank:
Series E, 7.00%	6,059	154,020
Series F, 5.70%	14,249	344,462
Series I, 5.50%	20,000	455,392
First Tennessee Bank NA 3.75% (a)	12,500	9,626,300
JPMorgan Chase & Co.:
6.30%	4,291	108,859
6.70%	15,000	380,250
Series AA 6.10%	21,700	549,826
Series BB 6.15%	47,676	1,207,156
Series DD, 5.75%	450,800	11,152,792
Series P, 5.45%	15,000	365,700
Series Y, 6.125%	113,040	2,837,304
PNC Financial Services Group, Inc.:
Series P, 6.125%	80,086	2,083,838
Series Q, 5.375%	81,809	1,925,784
U.S. Bancorp:
Series A, 3.50%	15,865	14,094,260
Series B, 3.50%	71,456	1,392,677
Series F, 6.50%	95,000	2,503,250
Series H, 5.15%	23,000	514,050
Series K, 5.50%	41,000	995,890
Wells Fargo & Co.:
5.20%	10,000	222,399
5.70%	59,200	1,442,112
5.85%	273,000	6,773,130
6.00%	7,000	174,580
6.00%	15,000	374,945
6.625%	20,000	522,462
Series P, 5.25%	175,000	3,934,875
Series X, 5.50%	420,742	9,954,756
Series Y, 5.625%	43,000	1,040,600
		115,222,893
Capital Markets - 0.3%
Bank of New York Mellon Corp. 5.20%	54,000	1,218,780
Charles Schwab Corp. 5.95%	3,000	75,540
Goldman Sachs Group, Inc. Series J, 5.50%	28,462	688,780
Legg Mason, Inc. 5.45%	26,175	576,112
Morgan Stanley:
6.875%	2,700	70,632
Series K, 5.85%	3,000	73,980
Northern Trust Corp. Series C, 5.85%	109,780	2,766,456
Oaktree Capital Group LLC:
6.55%	62,433	1,494,022
Series A, 6.625%	52,500	1,279,425
State Street Corp.:
6.00%	100,000	2,484,000
Series C, 5.25%	79,683	1,795,465
Series D, 5.90%	18,000	458,100
Series G, 5.35%	13,000	316,030
		13,297,322
Insurance - 0.1%
Allstate Corp.:
5.10%	25,174	618,525
6.625%	10,000	253,200
Series A, 5.625%	45,094	1,091,279
Series D, 6.625%	4,245	107,967
Series F 6.25%	5,000	126,400
Series G, 5.625%	18,000	434,880
Hartford Financial Services Group, Inc.:
7.875%	20,000	549,800
Series G, 6.00% (e)	60,000	1,502,400
MetLife, Inc. 5.625%	32,000	771,840
Prudential Financial, Inc.:
5.625%	4,000	94,662
5.70%	11,200	266,112
5.75%	13,000	310,310
		6,127,375
Mortgage Real Estate Investment Trusts - 0.0%
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	3,000	75,510
TOTAL FINANCIALS		134,723,100
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%	123,400	1,077,364
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Boston Properties, Inc. 5.25%	75,205	1,662,031
Digital Realty Trust, Inc. Series G, 5.875%	10,000	242,400
Kimco Realty Corp.:
5.125%	2,000	39,460
6.00%	5,008	118,299
Series J, 5.50%	2,000	41,417
Series K, 5.625%	2,180	46,499
Series M, 5.25%	4,000	79,120
National Retail Properties, Inc.:
Series E, 5.70%	60,000	1,378,200
Series F, 5.20%	28,000	599,200
Public Storage:
Series C, 5.125%	59,299	1,298,589
Series D, 4.95%	12,700	267,335
Series E, 4.90%	378,535	7,869,743
Series F, 5.15%	5,298	114,755
Series G, 5.05%	42,937	943,326
Series V, 5.375%	229,533	5,168,395
Series W, 5.20%	191,727	4,185,400
Series X, 5.20%	19,400	426,156
Taubman Centers, Inc.:
Series J, 6.50%	25,000	606,550
Series K, 6.25%	25,000	588,750
Vornado Realty Trust:
5.70%	31,000	693,470
Series L, 5.40%	16,000	349,437
Series M, 5.25%	32,700	677,217
		27,395,749
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	126,562	2,962,627
TOTAL REAL ESTATE		30,358,376
UTILITIES - 0.8%
Electric Utilities - 0.5%
Duke Energy Corp.:
5.125%	3,000	68,220
5.625%	136,000	3,265,360
Entergy Louisiana LLC:
4.70%	6,000	126,218
4.875%	11,100	239,871
5.25%	14,819	349,334
Entergy Mississippi, Inc. 4.90%	24,200	526,350
Entergy New Orleans, Inc. 5.50%	4,093	102,734
Entergy, Inc.:
4.75%	10,000	213,017
4.875%	11,200	247,408
4.90%	3,100	70,432
5.625%	15,000	371,882
Georgia Power Co. 5.00%	10,000	210,400
Interstate Power and Light Co. Series D, 5.10%	2,000	49,400
NextEra Energy Capital Holdings, Inc.:
Series I, 5.125%	188,307	4,118,274
Series J, 5.00%	15,000	319,950
Series K, 5.25%	33,000	756,832
PPL Capital Funding, Inc. Series B 5.90%	5,237	128,621
Southern Co.:
5.25%	221,487	4,753,111
5.25%	109,600	2,364,072
6.25%	142,053	3,588,969
		21,870,455
Multi-Utilities - 0.3%
CMS Energy Corp.:
5.625%	103,258	2,356,089
5.875%	77,000	1,908,830
Dominion Resources, Inc. Series A, 5.25%	141,984	3,086,732
DTE Energy Co.:
5.25%	32,159	741,136
6.00%	27,437	693,596
Series B, 5.375%	82,324	1,820,184
Series E, 5.25%	104,700	2,246,590
Integrys Energy Group, Inc. 6.00%	20,000	497,000
NiSource, Inc. 6.50% (e)	48,000	1,192,800
SCE Trust VI	12,400	230,640
		14,773,597
TOTAL UTILITIES		36,644,052

TOTAL NONCONVERTIBLE PREFERRED STOCKS		209,928,610

TOTAL PREFERRED STOCKS
(Cost $314,132,463)		318,152,473
	Principal Amount	Value

Bank Loan Obligations - 1.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.35% 4/30/25 (b)(c)	1,379,575	1,363,889
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8065% 1/25/26 (b)(c)	268,650	264,381
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5525% 8/19/23 (b)(c)	496,241	469,940
		2,098,210
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 4/26/24 (b)(c)	1,500,000	1,494,375
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6864% 11/14/22 (b)(c)	60,000	58,725
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 5/14/22 (b)(c)	2,064,000	2,027,880
		3,580,980
Hotels, Restaurants & Leisure - 0.2%
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0946% 3/11/25 (b)(c)	624,884	620,004
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8446% 2/1/24 (b)(c)	9,641,087	9,301,239
		9,921,243
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3446% 9/25/24 (b)(c)	5,307,467	5,237,833

TOTAL CONSUMER DISCRETIONARY		18,740,056

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.4677% 5/31/24 (b)(c)	997,500	976,054
Food Products - 0.1%
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8444% 10/30/22 (b)(c)	1,984,887	1,956,364

TOTAL CONSUMER STAPLES		2,932,418

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0651% 12/31/22 (b)(c)	3,550,000	3,570,697
FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5565% 3/1/25 (b)(c)	167,333	165,869
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.4%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 2/27/25 (b)(c)	18,779,984	18,396,496
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1434% 9/29/24 (b)(c)	1,715,057	1,708,986
Software - 0.0%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (b)(c)	470,449	454,402

TOTAL INFORMATION TECHNOLOGY		2,163,388

TOTAL BANK LOAN OBLIGATIONS
(Cost $48,899,616)		48,067,134

Preferred Securities - 9.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (b)(d)	1,900,000	1,815,078
Energy Transfer Partners LP 6.25% (b)(d)	2,000,000	1,796,685
EnLink Midstream Partners LP 6% (b)(d)	50,000	41,387
Summit Midstream Partners LP 9.5% (b)(d)	1,000,000	1,003,866
		4,657,016
FINANCIALS - 8.3%
Banks - 7.9%
Bank of America Corp.:
5.2% (b)(d)	30,165,000	30,165,000
5.875% (b)(d)	33,000,000	31,927,386
6.1% (b)(d)	12,595,000	12,864,383
6.25% (b)(d)	14,500,000	15,044,050
6.3% (b)(d)	250,000	264,193
6.5% (b)(d)	8,000,000	8,415,714
Barclays PLC:
7.75% (b)(d)	1,000,000	953,964
7.875% (Reg. S) (b)(d)	2,545,000	2,574,671
8.25% (b)(d)	8,250,000	8,401,436
Citigroup, Inc.:
5.35% (b)(d)	2,000,000	1,894,729
5.9% (b)(d)	6,000,000	6,028,891
5.95% (b)(d)	5,500,000	5,294,464
5.95% (b)(d)	7,000,000	7,157,234
6.25% (b)(d)	7,000,000	7,180,897
6.3% (b)(d)	1,000,000	972,785
Citizens Financial Group, Inc.:
6% (b)(d)	300,000	303,340
6.375% (b)(d)	500,000	489,576
Huntington Bancshares, Inc. 5.7% (b)(d)	500,000	479,890
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.470% 5.9904% (b)(c)(d)	25,863,000	26,097,701
4.625% (b)(d)	500,000	446,604
5% (b)(d)	20,000,000	20,347,761
5.15% (b)(d)	11,750,000	11,402,998
5.3% (b)(d)	20,035,000	20,225,178
6% (b)(d)	8,000,000	8,195,130
6.1% (b)(d)	14,000,000	14,318,115
6.125% (b)(d)	7,000,000	7,151,442
6.75% (b)(d)	10,000,000	10,801,277
M&T Bank Corp. 6.45% (b)(d)	500,000	533,215
Mellon Capital IV 3 month U.S. LIBOR + 0.565% 4% (b)(c)(d)	6,417,000	5,025,153
PNC Financial Services Group, Inc.:
4.85% (b)(d)	490,000	481,709
5% (b)(d)	230,000	219,453
6.75% (b)(d)	3,500,000	3,744,572
Royal Bank of Scotland Group PLC:
7.5% (b)(d)	5,000,000	5,013,874
8.625% (b)(d)	3,000,000	3,134,073
SunTrust Banks, Inc. 5.125% (b)(d)	4,500,000	4,133,991
SunTrust Preferred Capital I 3 month U.S. LIBOR + 0.645% 4% (b)(c)(d)	5,366,000	4,419,199
U.S. Bancorp:
5.125% (b)(d)	3,050,000	3,146,770
5.3% (b)(d)	1,500,000	1,461,515
USB Realty Corp. 3 month U.S. LIBOR + 1.147% 3.5833% (a)(b)(c)(d)	7,000,000	6,245,247
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (b)(c)(d)	5,091,000	4,979,828
Wells Fargo & Co.:
3 month U.S. LIBOR + 3.770% 6.1041% (b)(c)(d)	18,565,000	18,888,265
5.875% (b)(d)	17,750,000	18,560,247
5.9% (b)(d)	23,500,000	24,088,515
		363,474,435
Capital Markets - 0.3%
Bank of New York Mellon Corp.:
4.625% (b)(d)	2,000,000	1,888,398
4.95% (b)(d)	2,250,000	2,306,431
Charles Schwab Corp.:
4.625% (b)(d)	250,000	245,407
5% (b)(d)	200,000	187,250
E*TRADE Financial Corp. 5.3% (b)(d)	1,500,000	1,415,660
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.768% 4% (b)(c)(d)	4,694,000	3,565,145
Goldman Sachs Group, Inc. 5.7% (b)(d)	500,000	501,598
Northern Trust Corp. 4.6% (b)(d)	1,785,000	1,693,445
State Street Corp. 5.25% (b)(d)	1,750,000	1,787,392
		13,590,726
Consumer Finance - 0.0%
American Express Co. 4.9% (b)(d)	200,000	199,085
Discover Financial Services 5.5% (b)(d)	150,000	136,475
		335,560
Insurance - 0.1%
MetLife, Inc.:
5.25% (b)(d)	7,000,000	7,141,693
5.875% (b)(d)	200,000	198,249
		7,339,942

TOTAL FINANCIALS		384,740,663

INDUSTRIALS - 0.7%
Industrial Conglomerates - 0.7%
General Electric Co. 5% (b)(d)	37,886,000	30,994,060
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. 6.125% (b)(d)	6,250,000	6,364,088
NiSource, Inc. 5.65% (a)(b)(d)	1,800,000	1,769,338
		8,133,426
TOTAL PREFERRED SECURITIES
(Cost $437,124,328)		428,525,165
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.27% (f)
(Cost $116,382,506)	116,363,351	116,386,624
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $3,992,654,828)		4,546,412,956
NET OTHER ASSETS (LIABILITIES) - 1.1%		52,254,837
NET ASSETS - 100%		$4,598,667,793

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $227,636,124 or 5.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,487,210
Fidelity Securities Lending Cash Central Fund	8,926
Total	$4,496,136

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$117,585,448	$117,585,448	$--	$--
Consumer Discretionary	151,122,420	151,122,420	--	--
Consumer Staples	477,915,972	468,406,129	9,509,843	--
Energy	309,975,416	302,227,519	7,747,897	--
Financials	340,439,007	297,008,551	43,430,456	--
Health Care	461,691,507	424,411,109	37,280,398	--
Industrials	172,534,779	165,668,283	6,866,496	--
Information Technology	311,831,065	306,371,547	5,459,518	--
Materials	128,518,835	126,170,511	2,348,324	--
Real Estate	734,607,968	728,476,162	6,131,806	--
Utilities	208,029,719	170,716,696	37,313,023	--
Corporate Bonds	539,181,897	--	539,181,897	--
Bank Loan Obligations	48,067,134	--	48,067,134	--
Preferred Securities	428,525,165	--	428,525,165	--
Money Market Funds	116,386,624	116,386,624	--	--
Total Investments in Securities:	$4,546,412,956	$3,374,550,999	$1,171,861,957	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.4%
BBB	7.3%
BB	5.0%
B	3.0%
CCC,CC,C	0.1%
Not Rated	5.3%
Equities	74.2%
Short-Term Investments and Net Other Assets	3.7%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,876,272,322)	$4,430,026,332
Fidelity Central Funds (cost $116,382,506)	116,386,624
Total Investment in Securities (cost $3,992,654,828)		$4,546,412,956
Foreign currency held at value (cost $7)		7
Receivable for investments sold		94,215,336
Receivable for fund shares sold		2,119,553
Dividends receivable		9,858,469
Interest receivable		3,003,021
Distributions receivable from Fidelity Central Funds		241,219
Prepaid expenses		7,986
Other receivables		50,687
Total assets		4,655,909,234
Liabilities
Payable to custodian bank	$1,883,778
Payable for investments purchased	49,404,628
Payable for fund shares redeemed	2,618,842
Accrued management fee	2,049,713
Distribution and service plan fees payable	507,174
Other affiliated payables	694,806
Other payables and accrued expenses	82,500
Total liabilities		57,241,441
Net Assets		$4,598,667,793
Net Assets consist of:
Paid in capital		$3,840,156,753
Total distributable earnings (loss)		758,511,040
Net Assets		$4,598,667,793
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($559,333,599 ÷ 36,854,068 shares)		$15.18
Maximum offering price per share (100/94.25 of $15.18)		$16.11
Class M:
Net Asset Value and redemption price per share ($247,181,851 ÷ 16,299,411 shares)		$15.17
Maximum offering price per share (100/96.50 of $15.17)		$15.72
Class C:
Net Asset Value and offering price per share ($349,002,850 ÷ 23,115,482 shares)(a)		$15.10
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($2,903,986,429 ÷ 190,130,795 shares)		$15.27
Class I:
Net Asset Value, offering price and redemption price per share ($510,226,393 ÷ 33,491,403 shares)		$15.23
Class Z:
Net Asset Value, offering price and redemption price per share ($28,936,671 ÷ 1,898,707 shares)		$15.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2018
Investment Income
Dividends		$150,808,508
Interest		18,904,207
Income from Fidelity Central Funds		4,496,136
Total income		174,208,851
Expenses
Management fee	$26,031,014
Transfer agent fees	7,627,468
Distribution and service plan fees	6,530,343
Accounting and security lending fees	1,075,529
Custodian fees and expenses	67,667
Independent trustees' fees and expenses	21,187
Registration fees	129,441
Audit	74,877
Legal	12,990
Miscellaneous	35,444
Total expenses before reductions	41,605,960
Expense reductions	(230,915)
Total expenses after reductions		41,375,045
Net investment income (loss)		132,833,806
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	223,715,203
Fidelity Central Funds	(522)
Foreign currency transactions	30,150
Total net realized gain (loss)		223,744,831
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(236,124,642)
Assets and liabilities in foreign currencies	(17,767)
Total change in net unrealized appreciation (depreciation)		(236,142,409)
Net gain (loss)		(12,397,578)
Net increase (decrease) in net assets resulting from operations		$120,436,228

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2018	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,833,806	$133,801,317
Net realized gain (loss)	223,744,831	264,535,464
Change in net unrealized appreciation (depreciation)	(236,142,409)	292,309,479
Net increase (decrease) in net assets resulting from operations	120,436,228	690,646,260
Distributions to shareholders	(366,851,468)	–
Distributions to shareholders from net investment income	–	(138,848,688)
Distributions to shareholders from net realized gain	–	(108,364,402)
Total distributions	(366,851,468)	(247,213,090)
Share transactions - net increase (decrease)	(412,705,165)	(249,025,588)
Total increase (decrease) in net assets	(659,120,405)	194,407,582
Net Assets
Beginning of period	5,257,788,198	5,063,380,616
End of period	$4,598,667,793	$5,257,788,198
Other Information
Undistributed net investment income end of period		$37,169,780

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Strategic Dividend & Income Fund Class A

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.92	$14.63	$14.04	$15.46	$14.02
Income from Investment Operations
Net investment income (loss)A	.40	.37	.38	.35	.39B
Net realized and unrealized gain (loss)	(.02)	1.61	.84	(.51)	1.60
Total from investment operations	.38	1.98	1.22	(.16)	1.99
Distributions from net investment income	(.38)C	(.38)C	(.35)	(.35)	(.34)C
Distributions from net realized gain	(.73)C	(.31)C	(.28)	(.91)	(.21)C
Total distributions	(1.12)D	(.69)	(.63)	(1.26)	(.55)
Net asset value, end of period	$15.18	$15.92	$14.63	$14.04	$15.46
Total ReturnE,F	2.50%	13.96%	9.07%	(.95)%	14.63%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%	1.01%	1.02%	1.03%	1.03%
Expenses net of fee waivers, if any	1.00%	1.01%	1.02%	1.02%	1.03%
Expenses net of all reductions	1.00%	1.01%	1.02%	1.02%	1.02%
Net investment income (loss)	2.62%	2.41%	2.67%	2.43%	2.68%B
Supplemental Data
Net assets, end of period (000 omitted)	$559,334	$619,704	$701,171	$632,817	$648,239
Portfolio turnover rateI	49%	64%	60%	55%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.12 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $.732 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class M

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.90	$14.62	$14.03	$15.45	$14.02
Income from Investment Operations
Net investment income (loss)A	.36	.33	.34	.31	.35B
Net realized and unrealized gain (loss)	(.01)	1.61	.84	(.50)	1.60
Total from investment operations	.35	1.94	1.18	(.19)	1.95
Distributions from net investment income	(.35)C	(.34)C	(.31)	(.31)	(.31)C
Distributions from net realized gain	(.73)C	(.31)C	(.28)	(.91)	(.21)C
Total distributions	(1.08)	(.66)D	(.59)	(1.23)E	(.52)
Net asset value, end of period	$15.17	$15.90	$14.62	$14.03	$15.45
Total ReturnF,G	2.31%	13.64%	8.80%	(1.22)%	14.28%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.25%	1.26%	1.27%	1.28%	1.28%
Expenses net of fee waivers, if any	1.25%	1.26%	1.27%	1.28%	1.28%
Expenses net of all reductions	1.25%	1.26%	1.27%	1.27%	1.28%
Net investment income (loss)	2.37%	2.16%	2.41%	2.18%	2.42%B
Supplemental Data
Net assets, end of period (000 omitted)	$247,182	$263,012	$251,600	$223,424	$226,563
Portfolio turnover rateJ	49%	64%	60%	55%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.66 per share is comprised of distributions from net investment income of $.344 and distributions from net realized gain of $.311 per share.

 E Total distributions of $1.23 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.914 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class C

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.83	$14.56	$13.98	$15.39	$13.97
Income from Investment Operations
Net investment income (loss)A	.28	.25	.27	.24	.28B
Net realized and unrealized gain (loss)	(.01)	1.60	.83	(.50)	1.59
Total from investment operations	.27	1.85	1.10	(.26)	1.87
Distributions from net investment income	(.26)C	(.27)C	(.24)	(.24)	(.24)C
Distributions from net realized gain	(.73)C	(.31)C	(.28)	(.91)	(.21)C
Total distributions	(1.00)D	(.58)	(.52)	(1.15)	(.45)
Net asset value, end of period	$15.10	$15.83	$14.56	$13.98	$15.39
Total ReturnE,F	1.76%	13.05%	8.22%	(1.65)%	13.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.76%	1.76%	1.78%	1.78%	1.79%
Expenses net of fee waivers, if any	1.76%	1.76%	1.78%	1.78%	1.79%
Expenses net of all reductions	1.75%	1.76%	1.77%	1.78%	1.78%
Net investment income (loss)	1.86%	1.66%	1.91%	1.67%	1.92%B
Supplemental Data
Net assets, end of period (000 omitted)	$349,003	$422,221	$392,853	$348,111	$351,654
Portfolio turnover rateI	49%	64%	60%	55%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.00 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.732 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend and Income Fund

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.01	$14.72	$14.12	$15.54	$14.09
Income from Investment Operations
Net investment income (loss)A	.44	.41	.42	.39	.43B
Net realized and unrealized gain (loss)	(.02)	1.62	.85	(.51)	1.61
Total from investment operations	.42	2.03	1.27	(.12)	2.04
Distributions from net investment income	(.43)C	(.42)C	(.39)	(.39)	(.38)C
Distributions from net realized gain	(.73)C	(.31)C	(.28)	(.91)	(.21)C
Total distributions	(1.16)	(.74)D	(.67)	(1.30)	(.59)
Net asset value, end of period	$15.27	$16.01	$14.72	$14.12	$15.54
Total ReturnE	2.78%	14.21%	9.39%	(.68)%	14.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%	.73%	.75%	.76%	.74%
Expenses net of fee waivers, if any	.71%	.73%	.75%	.75%	.74%
Expenses net of all reductions	.71%	.73%	.75%	.75%	.74%
Net investment income (loss)	2.91%	2.69%	2.94%	2.70%	2.96%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,903,986	$3,294,527	$3,314,523	$2,833,413	$2,920,815
Portfolio turnover rateH	49%	64%	60%	55%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.74 per share is comprised of distributions from net investment income of $.424 and distributions from net realized gain of $.311 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class I

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.97	$14.69	$14.09	$15.51	$14.07
Income from Investment Operations
Net investment income (loss)A	.44	.41	.42	.39	.43B
Net realized and unrealized gain (loss)	(.02)	1.61	.85	(.51)	1.60
Total from investment operations	.42	2.02	1.27	(.12)	2.03
Distributions from net investment income	(.42)C	(.42)C	(.38)	(.39)	(.38)C
Distributions from net realized gain	(.73)C	(.31)C	(.28)	(.91)	(.21)C
Total distributions	(1.16)D	(.74)E	(.67)F	(1.30)	(.59)
Net asset value, end of period	$15.23	$15.97	$14.69	$14.09	$15.51
Total ReturnG	2.76%	14.17%	9.39%	(.69)%	14.87%
Ratios to Average Net AssetsH,I
Expenses before reductions	.74%	.75%	.76%	.77%	.76%
Expenses net of fee waivers, if any	.74%	.75%	.76%	.77%	.76%
Expenses net of all reductions	.74%	.75%	.76%	.76%	.76%
Net investment income (loss)	2.88%	2.67%	2.93%	2.69%	2.94%B
Supplemental Data
Net assets, end of period (000 omitted)	$510,226	$658,324	$403,233	$327,167	$335,756
Portfolio turnover rateJ	49%	64%	60%	55%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.16 per share is comprised of distributions from net investment income of $.424 and distributions from net realized gain of $.732 per share.

 E Total distributions of $.74 per share is comprised of distributions from net investment income of $.424 and distributions from net realized gain of $.311 per share.

 F Total distributions of $.67 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $.281 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class Z

Year ended November 30,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.61
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	(.33)
Total from investment operations	(.24)
Distributions from net investment income	(.13)
Distributions from net realized gain	–
Total distributions	(.13)
Net asset value, end of period	$15.24
Total ReturnC,D	(1.57)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G
Expenses net of fee waivers, if any	.64%G
Expenses net of all reductions	.64%G
Net investment income (loss)	3.57%G
Supplemental Data
Net assets, end of period (000 omitted)	$28,937
Portfolio turnover rateH	49%

 A For the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2018

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Strategic Dividend and Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, market discount, contingent interest, certain conversion ratio adjustments, equity-debt classifications, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$692,504,559
Gross unrealized depreciation	(153,360,436)
Net unrealized appreciation (depreciation)	$539,144,123
Tax Cost	$4,007,268,833

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$27,716,729
Undistributed long-term capital gain	$191,883,453
Net unrealized appreciation (depreciation) on securities and other investments	$539,145,453

The tax character of distributions paid was as follows:

	November 30, 2018	November 30, 2017
Ordinary Income	$132,264,110	$ 149,656,922
Long-term Capital Gains	234,587,358	97,556,168
Total	$366,851,468	$ 247,213,090

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,218,674,155 and $2,589,039,914, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,448,720	$39,607
Class M	.25%	.25%	1,258,596	7,683
Class C	.75%	.25%	3,823,027	304,200
			$6,530,343	$351,490

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$154,630
Class M	27,729
Class C(a)	30,775
$213,134

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,063,116.18
Class M	461,985.18
Class C	711,749.19
Strategic Dividend and Income	4,389,727.14
Class I	1,000,222.17
Class Z	669	.05(a)
	$7,627,468

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $42,847 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $15,393.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13,459 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,926. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $166,192 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12,393.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $52,330.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2018(a)	Year ended November 30, 2017
Distributions to shareholders
Class A	$42,881,641	$–
Class M	17,767,821	–
Class C	26,002,081	–
Strategic Dividend and Income	234,001,314	–
Class I	46,197,804	–
Class Z	807	–
Total	$366,851,468	$–
From net investment income
Class A	$–	$16,190,229
Class M	–	5,892,572
Class C	–	7,385,493
Strategic Dividend and Income	–	93,812,876
Class I	–	15,567,518
Total	$–	$138,848,688
From net realized gain
Class A	$–	$14,981,635
Class M	–	5,371,424
Class C	–	8,475,070
Strategic Dividend and Income	–	70,679,899
Class I	–	8,856,374
Total	$–	$108,364,402

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2018(a)	Year ended November 30, 2017	Year ended November 30, 2018(a)	Year ended November 30, 2017
Class A
Shares sold	4,637,442	8,488,691	$70,353,845	$127,941,018
Reinvestment of distributions	2,762,733	2,034,778	41,771,478	30,053,593
Shares redeemed	(9,479,902)	(19,509,255)	(142,906,986)	(294,793,615)
Net increase (decrease)	(2,079,727)	(8,985,786)	$(30,781,663)	$(136,799,004)
Class M
Shares sold	2,206,310	3,336,153	$33,380,481	$50,222,274
Reinvestment of distributions	1,162,608	740,938	17,572,593	10,950,918
Shares redeemed	(3,606,131)	(4,744,389)	(54,433,882)	(71,688,289)
Net increase (decrease)	(237,213)	(667,298)	$(3,480,808)	$(10,515,097)
Class C
Shares sold	1,989,680	4,633,924	$30,073,346	$69,288,091
Reinvestment of distributions	1,672,021	1,020,709	25,201,309	15,005,670
Shares redeemed	(7,213,057)	(5,967,656)	(108,486,360)	(90,008,266)
Net increase (decrease)	(3,551,356)	(313,023)	$(53,211,705)	$(5,714,505)
Strategic Dividend and Income
Shares sold	16,704,619	35,471,047	$254,962,468	$534,679,076
Reinvestment of distributions	13,858,631	10,022,217	210,623,108	149,106,382
Shares redeemed	(46,192,336)	(64,948,638)	(702,410,303)	(987,091,431)
Net increase (decrease)	(15,629,086)	(19,455,374)	$(236,824,727)	$(303,305,973)
Class I
Shares sold	6,617,735	22,283,894	$100,549,695	$337,512,715
Reinvestment of distributions	2,822,591	1,484,607	42,809,377	22,145,008
Shares redeemed	(17,161,807)	(10,010,690)	(260,333,856)	(152,348,732)
Net increase (decrease)	(7,721,481)	13,757,811	$(116,974,784)	$207,308,991
Class Z
Shares sold	1,914,775	–	$28,811,119	$–
Reinvestment of distributions	53	–	807	–
Shares redeemed	(16,121)	–	(243,404)	–
Net increase (decrease)	1,898,707	–	$28,568,522	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to November 30, 2018

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Dividend & Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Strategic Dividend & Income Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of November 30, 2018, the related statement of operations for the year ended November 30, 2018, the statement of changes in net assets for each of the two years in the period ended November 30, 2018, including the related notes, and the financial highlights for each of the periods indicated therein, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 17, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 261 funds. Mr. Chiel oversees 153 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present) and as interim president of Michigan State University (2018-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018) for Class A, Class M, Class C, Strategic Dividend and Income and Class I, and for the period (October 2, 2018 to November 30, 2018) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for one-half year period (June 1, 2018 to November 30, 2018)

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value November 30, 2018	Expenses Paid During Period
Class A	1.00%
Actual		$1,000.00	$1,034.60	$5.10-B
Hypothetical-C		$1,000.00	$1,020.05	$5.06-D
Class M	1.25%
Actual		$1,000.00	$1,033.40	$6.37-B
Hypothetical-C		$1,000.00	$1,018.80	$6.33-D
Class C	1.75%
Actual		$1,000.00	$1,030.10	$8.91-B
Hypothetical-C		$1,000.00	$1,016.29	$8.85-D
Strategic Dividend and Income	.71%
Actual		$1,000.00	$1,035.10	$3.62-B
Hypothetical-C		$1,000.00	$1,021.51	$3.60-D
Class I	.74%
Actual		$1,000.00	$1,035.10	$3.78-B
Hypothetical-C		$1,000.00	$1,021.36	$3.75-D
Class Z	.64%
Actual		$1,000.00	$984.30	$1.04-B
Hypothetical-C		$1,000.00	$1,021.86	$3.24-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Class A, Class M, Class C, Strategic Dividend and Income and Class I, and multiplied by 60/365 (to reflect the period October 2, 2018 to November 30, 2018) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of Fidelity Strategic Dividend & Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Strategic Dividend & Income Fund
Class A	12/27/18	12/26/18	$0.127	$0.650
Class M	12/27/18	12/26/18	$0.117	$0.650
Class C	12/27/18	12/26/18	$0.097	$0.650
Strategic Dividend & Income Fund	12/27/18	12/26/18	$0.138	$0.650
Class I	12/27/18	12/26/18	$0.137	$0.650
Class Z	12/27/18	12/26/18	$0.143	$0.650

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30 2018, $213,577,601, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.61% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 11%, 86%, 82%, and 82%; Class M designates 12%, 99%, 90%, and 89%; Class C designates 15%, 100%, 100%, and 100%; Strategic Dividend & Income Fund designates 10%, 74%, 74%, and 74%; Class I designates 10%, 75%, 75%, and 75%; of the dividends distributed in December, April, July, and October, respectively during the fiscal year; and Class Z designates 75% of the dividend distributed in October during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A designates 13%, 97%, 92%, and 92%; Class M designates 14%, 100%, 100%, and 100%; Class C designates 17%, 100%, 100%, and 100%; Strategic Dividend & Income Fund designates 11%, 84%, 84%, and 84%; and Class I designates 12%, 85%, 85%, and 85%; of the dividends distributed in December, April, July, and October, respectively during the fiscal year; and Class Z designates 85% of the dividend distributed in October during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2018.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. The fund underperformed its benchmark for the one- and three-year periods ended May 31, 2018, and as a result, the Board is actively engaged in discussions with FMR the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class I, and the retail class ranked below the competitive median for 2017 and the total expense ratio of each of Class M and Class C ranked above the competitive median for 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SDI-ANN-0119
1.802403.114

Item 2.

Code of Ethics

As of the end of the period, November 30, 2018, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Strategic Dividend & Income Fund (the “Fund”):

Services Billed by PwC

November 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$61,000	$5,500	$5,600	$3,200

November 30, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$70,000	$6,500	$6,900	$3,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2018A	November 30, 2017A
Audit-Related Fees	$7,745,000	$9,220,000
Tax Fees	$20,000	$150,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	November 30, 2018A	November 30, 2017A
PwC	$10,955,000	$11,690,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 24, 2019